UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21216
                                                     ---------------------

         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT November 30, 2006


                                Nuveen Investments
                                Municipal Closed-End Funds

  NUVEEN CONNECTICUT
      PREMIUM INCOME
      MUNICIPAL FUND
                 NTC

  NUVEEN CONNECTICUT
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NFC

  NUVEEN CONNECTICUT
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 2
                 NGK

  NUVEEN CONNECTICUT
  DIVIDEND ADVANTAGE
    MUNICIPAL FUND 3
                 NGO

NUVEEN MASSACHUSETTS
      PREMIUM INCOME
      MUNICIPAL FUND
                 NMT

NUVEEN MASSACHUSETTS
  DIVIDEND ADVANTAGE
      MUNICIPAL FUND
                 NMB

      NUVEEN INSURED
       MASSACHUSETTS
  TAX-FREE ADVANTAGE
      MUNICIPAL FUND
                 NGX

     NUVEEN MISSOURI
      PREMIUM INCOME
      MUNICIPAL FUND
                 NOM

Photo of: Woman and man at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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Photo of: Woman
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

Photo: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


Chairman's
     LETTER TO SHAREHOLDERS


          Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

          For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.


"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."


          We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

          We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

          Sincerely,

          /s/ Timothy R. Schwertfeger

          Timothy R. Schwertfeger
          Chairman of the Board

          January 15, 2007

Nuveen Investments Municipal Closed-End Funds
NTC, NFC, NGK, NGO, NMT, NMB, NGX, NOM

Portfolio Managers'
        COMMENTS


Portfolio managers Cathryn Steeves and Scott Romans discuss key investment strategies and the six-month performance of these eight Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for the Connecticut and Massachusetts Funds in July 2006. Scott, who joined Nuveen in 2000, has managed NOM since 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THIS REPORTING
PERIOD?

As the yield curve flattened during this six-month period, we continued to emphasize careful management of the Funds' underlying portfolios in line with our established targets. This included a disciplined approach to duration1 management and yield curve positioning. In selecting new additions for our portfolios, our purchase activity focused mainly on attractively priced bonds in the longer range of the yield curve. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. In the Connecticut Funds, we also bought Puerto Rico zero coupon bonds to lengthen duration. In addition, to help us maintain the Funds' durations within our preferred strategic range, we also were selectively selling holdings with shorter durations in all the funds.

Over the six month period, our duration management strategies also included the use of U.S. Treasury futures, a type of derivative financial instrument, in NTC, NFC, NGK and NGO. As discussed in previous shareholder reports, we began using derivatives (including Treasury futures and interest rate swaps) in late 2004 in an effort to reduce the interest rate risk in these Funds. These hedges were not an attempt to profit from correctly predicting the timing and direction of interest rate movements. Instead, our sole objective was to manage the durations (and resulting pricing sensitivity) of these Funds in relation to our internal benchmarks without having a negative impact on their income streams or common share dividends over the short term.

In all the Funds, we also purchased single family housing bonds. These bonds generally had good supply and attractive prices over this period. At the same time, we continued to maintain the Funds' weightings of lower-quality bonds. Since these types of bonds performed well over this period, we generally found fewer attractive opportunities in the market place. The Missouri market was an exception to this, where we added three non-rated holdings, including tax-increment finance (TIF) bonds for Kansas City and for Fulton County and a Cottleville COP (Certificate of Participation) bond.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Connecticut, Massachusetts and Missouri Funds, as well as relevant benchmark and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/06

                                6-MONTH      1-YEAR        5-YEAR        10-YEAR
--------------------------------------------------------------------------------
CONNECTICUT FUNDS
--------------------------------------------------------------------------------
NTC                             5.59%        6.86%         6.62%         6.77%
--------------------------------------------------------------------------------
NFC                             5.64%        7.19%         7.29%         NA
--------------------------------------------------------------------------------
NGK                             5.74%        7.02%         NA            NA
--------------------------------------------------------------------------------
NGO                             6.02%        7.20%         NA            NA
--------------------------------------------------------------------------------
MASSACHUSETTS FUNDS
--------------------------------------------------------------------------------
NMT                             6.20%        8.04%         6.55%         6.48%
--------------------------------------------------------------------------------
NMB                             5.88%        7.63%         7.87%         NA
--------------------------------------------------------------------------------
NGX                             6.09%        7.71%         NA            NA
--------------------------------------------------------------------------------
MISSOURI FUND
--------------------------------------------------------------------------------
NOM                             5.13%         6.85%        6.63%         6.46%
--------------------------------------------------------------------------------
Lehman Brothers Municipal
Bond Index2                     4.53%        6.12%         5.40%         5.75%
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index2           4.90%        6.53%         5.68%         5.95%
--------------------------------------------------------------------------------
Lipper Other States Municipal
Debt Funds Average3             5.93%        7.95%         7.29%         6.59%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one, five and ten-years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


For the six months ended November 30, 2006, the total return on NAV for all the Funds exceeded the average return for their respective Lehman Brothers Municipal Bond Index and Lehman Brothers Insured Municipal Bond Index. NGO, NMT and NGX outperformed the Lipper Other States peer group, while the rest of the Funds trailed this group average. Shareholders should note that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment- grade municipal bonds while the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman indexes do not reflect any expenses.

3 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 1 year, 46; 5 years, 27; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

As the yield curve continued to flatten over the course of this period, bonds with shorter maturities generally underperformed longer maturity bonds. In general, the Funds benefited from their yield curve positioning, since they had limited exposure to the shortest maturities, which was a positive, and generally had an emphasis on intermediate duration bonds, which was also favorable. On the other hand, the Funds had limited exposure to the very longest part of the yield curve, which had a slight countervailing negative impact. One exception was NOM, which had comparatively greater exposure to the short end of the curve, this had a negative impact on the Fund's relative performance.

Health care sector bonds, in particular hospital bonds, were also among some of the best performing credits in the Funds' portfolios. On the other hand, despite our view of their relative value and long term potential, single family housing bonds underperformed during this six-month period.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was the use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this can also provide opportunities for additional income and total return for common shareholders. The Funds' leveraging strategy positively impacted their results over this period, although not to the same extent as in the past.


HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF NOVEMBER 30, 2006?

We continued to believe that maintaining overall strong credit quality was an important technique. As of November 30, 2006, all eight of these Funds continued to offer excellent overall credit quality, with allocations of bonds rated AAA/U.S. guaranteed AA ranging from 79% in NOM, 80% in NMT, 84% in NFC and NMB, 85% in NGO, 91% in NTC and NGK to 96% in NGX. 87% of NGX's portfolio is invested in Insured or U.S. Guaranteed Securities.

As of November 30, 2006, potential call exposure for the period November 2006 through the end of 2007 ranged from 2% in NGK, NMB and NGX, 3% in NFC and NGO, 4% in NOM, 8% in NMT and 10% in NTC. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

                        Dividend and Share Price
                               INFORMATION



As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While leverage continued to produce incremental income during this period, rising short-term interest rates reduced the extent of the benefit. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields, especially in the older Funds. These factors resulted in one monthly dividend reduction in NFC, NGK, NMT, NMB and NOM over the six-month period ended November 30, 2006. NGX had one monthly dividend increase, while the monthly dividend for NTC and NGO was not affected.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2006, NMB and NOM had positive UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes. NTC, NFC, NGK, NGO, NMT and NGX had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                           11/30/06                    12-MONTH AVERAGE
                   PREMIUM/DISCOUNT                    PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NTC                           -3.36%                             -0.43%
--------------------------------------------------------------------------------
NFC                            2.89%                              9.02%
--------------------------------------------------------------------------------
NGK                            1.83%                              7.08%
--------------------------------------------------------------------------------
NGO                           -4.42%                             -1.35%
--------------------------------------------------------------------------------
NMT                           -2.60%                              2.37%
--------------------------------------------------------------------------------
NMB                            2.81%                              5.15%
--------------------------------------------------------------------------------
NGX                           -7.83%                             -4.56%
--------------------------------------------------------------------------------
NOM                           14.43%                             13.78%
--------------------------------------------------------------------------------

Nuveen Connecticut Premium Income Municipal Fund
NTC

Performance
     OVERVIEW As of November 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              78%
AA                               13%
BBB                               8%
N/R                               1%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0605
Jan                           0.0605
Feb                           0.0605
Mar                           0.0575
Apr                           0.0575
May                           0.0575
Jun                           0.0545
Jul                           0.0545
Aug                           0.0545
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      14.58
                              14.61
                              14.47
                              14.68
                              14.69
                              14.72
                              14.62
                              14.57
                              14.26
                              14.27
                              14.41
                              14.47
                              14.17
                              14.22
                              14.08
                              14.06
                              14.5
                              14.39
                              14.5
                              14.63
                              14.9
                              14.9
                              14.76
                              14.8
                              14.75
                              15.09
                              15.09
                              15.2
                              15
                              15.43
                              15.34
                              15.3
                              15.16
                              15.04
                              15.05
                              14.99
                              15
                              15.1
                              15.18
                              15.32
                              15.4
                              15.21
                              14.84
                              14.7
                              15.1499
                              14.95
                              15.1
                              15.2
                              15.2
                              15.15
                              14.88
                              14.75
                              14.95
                              15
                              15
                              15.1
                              14.95
                              14.95
                              15.1
                              15.17
                              15.3
                              15.32
                              15.36
                              15.15
                              14.85
                              14.85
                              14.88
                              14.94
                              15.2
                              15.2
                              15.33
                              15.35
                              15.43
                              15.1
                              15.1
                              15.27
                              15.39
                              15.25
                              15.3
                              15.3
                              15.03
                              15.15
                              15.15
                              15.08
                              15.2
                              15.15
                              15.05
                              15.01
                              14.86
                              14.861
                              15.2
                              15
                              15.25
                              15.15
                              15.15
                              15.35
                              15.4
                              15.45
                              15.2
                              14.88
                              14.85
                              14.8
                              14.76
                              14.76
                              14.46
                              14.49
                              14.32
                              14.51
                              14.22
                              14.2
                              14.185
                              14.39
                              14.13
                              14.09
                              13.99
                              14.04
                              13.97
                              14.01
                              14.01
                              14.01
                              14.1
                              14.017
                              13.99
                              14.02
                              13.95
                              13.95
                              14.1
                              14.21
                              14.01
                              13.9
                              13.71
                              13.73
                              13.7
                              14.2
                              14.34
                              13.85
                              13.7801
                              13.89
                              13.72
                              13.68
                              13.72
                              13.58
                              13.58
                              13.5
                              13.59
                              13.73
                              13.55
                              13.81
                              13.85
                              13.64
                              13.67
                              13.91
                              13.79
                              13.68
                              13.63
                              13.66
                              13.8
                              13.79
                              13.8
                              13.88
                              13.72
                              13.8
                              13.85
                              13.9
                              13.72
                              13.8212
                              13.76
                              14.01
                              13.96
                              14.05
                              13.88
                              14.2401
                              14.16
                              14.26
                              14.26
                              14.3
                              14.26
                              14.26
                              14.15
                              14.3
                              14.33
                              14.22
                              14.22
                              14.22
                              14.3
                              14.38
                              14.21
                              14.29
                              14.27
                              14.38
                              14.42
                              14.53
                              14.55
                              14.32
                              14.32
                              14.24
                              14.5
                              14.6
                              14.72
                              14.75
                              14.55
                              14.64
                              14.69
                              14.47
                              14.47
                              14.52
                              14.74
                              14.85
                              14.63
                              14.88
                              14.57
                              14.57
                              14.53
                              14.68
                              14.59
                              14.6
                              14.54
                              14.53
                              14.6489
                              14.54
                              14.68
                              14.54
                              14.41
                              14.51
                              14.45
                              14.4
                              14.49
                              14.4
                              14.4
                              14.34
                              14.6
                              14.39
                              14.39
                              14.39
                              14.38
                              14.6
                              14.47
                              14.47
                              14.39
                              14.54
                              14.52
                              14.46
                              14.37
                              14.48
                              14.42
                              14.37
                              14.37
                              14.31
                              14.37
                              14.37
                              14.37
                              14.35
                              14.36
                              14.37
11/30/06                      14.39

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.39
------------------------------------
Common Share
Net Asset Value               $14.89
------------------------------------
Premium/(Discount) to NAV     -3.36%
------------------------------------
Market Yield                   4.54%
------------------------------------
Taxable-Equivalent Yield1      6.63%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $79,815
------------------------------------
Average Effective Maturity
on Securities (Years)          16.26
------------------------------------
Leverage-Adjusted Duration      7.58
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.54%         5.59%
------------------------------------
1-Year          5.20%         6.86%
------------------------------------
5-Year          3.49%         6.62%
------------------------------------
10-Year         6.04%         6.77%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations               22.1%
------------------------------------
Tax Obligation/General         20.5%
------------------------------------
Tax Obligation/Limited         11.1%
------------------------------------
Water and Sewer                11.0%
------------------------------------
U.S. Guaranteed                 9.1%
------------------------------------
Health Care                     8.6%
------------------------------------
Long-Term Care                  4.8%
------------------------------------
Other                          12.8%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.2241 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund
NFC

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              67%
AA                               17%
A                                 4%
BBB                              11%
N/R                               1%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0715
Jan                           0.0715
Feb                           0.0715
Mar                            0.068
Apr                            0.068
May                            0.068
Jun                           0.0635
Jul                           0.0635
Aug                           0.0635
Sep                           0.0605
Oct                           0.0605
Nov                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15.94
                              16.02
                              16.02
                              15.98
                              16.01
                              15.87
                              15.86
                              15.75
                              15.67
                              15.45
                              15.54
                              15.49
                              16.16
                              15.86
                              15.95
                              16.01
                              16.1
                              16.23
                              16.23
                              16.2538
                              16.01
                              16.01
                              16.1
                              16.34
                              16.7
                              16.49
                              16.72
                              16.48
                              16.43
                              16.43
                              16.43
                              16.31
                              16.31
                              16.56
                              16.7
                              16.74
                              16.65
                              16.7
                              16.7
                              16.79
                              16.85
                              16.7533
                              16.81
                              16.99
                              17.18
                              17.29
                              17.17
                              17.3
                              17.42
                              17.31
                              17.31
                              17.16
                              17.16
                              17.71
                              17.71
                              17.56
                              17.5
                              17.5
                              17.3
                              17.3
                              17.49
                              17.26
                              17.279
                              17.1
                              16.9601
                              16.67
                              16.85
                              17.29
                              17.06
                              17.08
                              17.14
                              17.39
                              17.39
                              17.39
                              17.07
                              16.8
                              16.96
                              16.95
                              16.81
                              16.81
                              16.65
                              16.81
                              16.95
                              17.03
                              17.2
                              17.12
                              16.76
                              16.75
                              16.6
                              16.55
                              16.56
                              16.36
                              16.7
                              16.7
                              16.7
                              16.58
                              16.58
                              16.58
                              16.58
                              16.71
                              16.73
                              16.9
                              17.05
                              17.05
                              16.91
                              16.9
                              16.26
                              16.14
                              16.35
                              16
                              15.69
                              15.77
                              15.6
                              15.62
                              15.94
                              16.33
                              16.08
                              16.3
                              16.1
                              15.9
                              15.85
                              15.75
                              16.15
                              16.3
                              16.3
                              16.26
                              16.6
                              16.56
                              15.75
                              15.75
                              15.9
                              15.99
                              16.03
                              15.88
                              15.88
                              15.8
                              15.8
                              15.5
                              15.41
                              15.21
                              15.39
                              15.15
                              15.15
                              15.47
                              15.2
                              15.23
                              15.23
                              15.37
                              15.68
                              15.79
                              15.8
                              16.15
                              16.07
                              16.07
                              16
                              16
                              16.09
                              16.09
                              16.0899
                              16.43
                              16.15
                              16.04
                              16.25
                              16.18
                              16.01
                              16.22
                              15.71
                              15.95
                              15.88
                              15.8
                              15.72
                              15.77
                              15.75
                              15.8
                              15.8
                              15.7
                              15.8
                              15.8
                              15.97
                              15.9
                              15.95
                              16.05
                              16.32
                              16.54
                              16.62
                              16.4
                              16.14
                              16.05
                              16.22
                              16.22
                              16.39
                              16.48
                              16.4422
                              16.11
                              16.11
                              16.09
                              16.08
                              16.22
                              16.22
                              16.1
                              16.21
                              16.1951
                              16.26
                              16.29
                              16.15
                              15.94
                              15.92
                              16.21
                              16.4
                              16.26
                              16.43
                              16.43
                              16.2
                              16.26
                              15.9
                              16.09
                              15.87
                              15.9
                              16.13
                              15.61
                              15.17
                              15.27
                              15.62
                              15.72
                              15.72
                              15.73
                              15.73
                              15.6
                              15.81
                              15.94
                              15.94
                              15.72
                              15.72
                              15.73
                              15.9
                              15.63
                              15.6
                              15.6
                              15.85
                              16.24
                              15.97
                              15.92
                              15.51
                              15.84
                              15.81
                              15.81
                              15.38
                              15.4
                              15.75
                              15.26
                              15.508
                              15.4
                              15.5
                              15.5
11/30/06                      15.64

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.64
------------------------------------
Common Share
Net Asset Value               $15.20
------------------------------------
Premium/(Discount) to NAV      2.89%
------------------------------------
Market Yield                   4.64%
------------------------------------
Taxable-Equivalent Yield1      6.77%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $39,110
------------------------------------
Average Effective Maturity
on Securities (Years)          16.35
------------------------------------
Leverage-Adjusted Duration      7.18
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -1.55%         5.64%
------------------------------------
1-Year          3.54%         7.19%
------------------------------------
5-Year          5.02%         7.29%
------------------------------------
Since
Inception       6.17%         6.85%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                21.1%
------------------------------------
Education and Civic
   Organizations               17.7%
------------------------------------
Tax Obligation/Limited         12.5%
------------------------------------
Tax Obligation/General         10.7%
------------------------------------
Water and Sewer                 9.5%
------------------------------------
Utilities                       6.3%
------------------------------------
Health Care                     5.7%
------------------------------------
Transportation                  4.5%
------------------------------------
Other                          12.0%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Connecticut Dividend Advantage Municipal Fund 2
NGK

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              73%
AA                               18%
A                                 1%
BBB                               8%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.067
Jan                            0.067
Feb                            0.067
Mar                            0.067
Apr                            0.067
May                            0.067
Jun                           0.0635
Jul                           0.0635
Aug                           0.0635
Sep                           0.0605
Oct                           0.0605
Nov                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15.78
                              15.75
                              15.7
                              15.75
                              16.06
                              16.01
                              16.02
                              16.14
                              16.14
                              15.77
                              15.78
                              16.19
                              15.7
                              15.8
                              15.8
                              15.81
                              16.2
                              16.2
                              16.33
                              16.38
                              16.48
                              16.48
                              16.2
                              16.04
                              16.16
                              16.16
                              16.16
                              16.16
                              16.06
                              15.97
                              16.2
                              15.92
                              15.92
                              16.28
                              16.65
                              16.65
                              16.5
                              16.18
                              16.1
                              15.93
                              15.85
                              15.98
                              16.03
                              15.62
                              15.85
                              16.15
                              16.15
                              16.3
                              16.02
                              16.02
                              15.95
                              15.95
                              16.22
                              16.22
                              16.22
                              16.55
                              16.3
                              16.3
                              16.5
                              16.5
                              16.62
                              16.75
                              16.29
                              16.29
                              16.46
                              16.46
                              16.46
                              16.9
                              16.85
                              16.6
                              16.64
                              16.76
                              16.76
                              16.68
                              16.3
                              16.26
                              16.26
                              16.51
                              16.51
                              16.42
                              16.42
                              16.42
                              16.53
                              16.72
                              16.75
                              16.75
                              16.45
                              16.52
                              16.29
                              16.26
                              16.62
                              16.37
                              16.28
                              16.26
                              16.26
                              16.26
                              16.61
                              16.45
                              16.45
                              16.26
                              16.3
                              16.3
                              16.55
                              16.55
                              16.65
                              16.58
                              16.44
                              16.58
                              16.5
                              16.5
                              16.55
                              16.55
                              16.35
                              15.95
                              16.18
                              16.23
                              16.2
                              16.02
                              16.24
                              16.17
                              16.35
                              16.29
                              16.45
                              16.5
                              16.5
                              16.6
                              16.68
                              16.78
                              16.4
                              16.51
                              16.35
                              16.16
                              16.49
                              16.04
                              16.04
                              16
                              15.99
                              16.1
                              16.2
                              16.1
                              16.27
                              16.1
                              15.9
                              16
                              15.76
                              15.76
                              15.55
                              15.75
                              15.99
                              15.87
                              15.87
                              16
                              16.01
                              16.19
                              15.95
                              15.95
                              15.95
                              15.95
                              15.95
                              15.95
                              15.95
                              15.6
                              15.75
                              15.85
                              16.11
                              16.2178
                              16.2
                              16
                              16.0266
                              16.06
                              15.95
                              16.09
                              16.09
                              15.85
                              15.85
                              15.85
                              15.68
                              15.68
                              16.15
                              15.99
                              15.82
                              16.23
                              16.1
                              15.95
                              15.86
                              15.88
                              15.88
                              15.85
                              15.8282
                              15.82
                              15.95
                              15.93
                              15.77
                              15.54
                              15.7
                              15.77
                              15.78
                              15.95
                              15.89
                              15.96
                              15.82
                              15.81
                              15.81
                              15.85
                              15.85
                              15.85
                              15.81
                              15.81
                              16.03
                              15.85
                              15.85
                              15.85
                              15.96
                              16.2
                              16.2
                              16.37
                              16.2
                              16.0001
                              16.0001
                              16.0001
                              15.65
                              15.64
                              15.64
                              15.5201
                              15.5201
                              15.5201
                              15.7
                              15.86
                              15.86
                              15.75
                              15.9
                              15.77
                              15.85
                              16
                              15.78
                              16.09
                              15.67
                              15.71
                              15.71
                              15.85
                              15.7
                              15.71
                              15.65
                              15.6
                              15.75
                              15.55
                              15.46
                              15.5
                              15.58
                              15.58
                              15.58
                              15.53
                              15.53
                              15.52
11/30/06                      15.61


FUND SNAPSHOT
------------------------------------
Common Share Price            $15.61
------------------------------------
Common Share
Net Asset Value               $15.33
------------------------------------
Premium/(Discount) to NAV      1.83%
------------------------------------
Market Yield                   4.65%
------------------------------------
Taxable-Equivalent Yield1      6.79%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $35,460
------------------------------------
Average Effective Maturity
on Securities (Years)          15.50
------------------------------------
Leverage-Adjusted Duration      7.59
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   -3.74%         5.74%
------------------------------------
1-Year          4.86%         7.02%
------------------------------------
Since
Inception       6.67%         7.48%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
U.S. Guaranteed                20.7%
------------------------------------
Tax Obligation/General         20.6%
------------------------------------
Education and Civic
   Organizations               18.3%
------------------------------------
Water and Sewer                 8.0%
------------------------------------
Health Care                     6.9%
------------------------------------
Tax Obligation/Limited          6.2%
------------------------------------
Utilities                       4.5%
------------------------------------
Other                          14.8%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.0827 per share.

Nuveen Connecticut Dividend Advantage Municipal Fund 3
NGO

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              73%
AA                               12%
A                                 2%
BBB                              13%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0585
Jan                           0.0585
Feb                           0.0585
Mar                           0.0585
Apr                           0.0585
May                           0.0585
Jun                            0.054
Jul                            0.054
Aug                            0.054
Sep                            0.054
Oct                            0.054
Nov                            0.054

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      14.87
                              14.8
                              14.68
                              14.89
                              14.72
                              14.95
                              14.95
                              14.65
                              14.26
                              14.18
                              14.18
                              14.35
                              14.35
                              14.48
                              14.4
                              14.5
                              14.65
                              14.5
                              14.35
                              14.12
                              14.12
                              14.12
                              13.86
                              14.08
                              14.23
                              14.33
                              14.32
                              14.32
                              14.21
                              14.19
                              14.06
                              14.08
                              14.26
                              14.51
                              14.6
                              14.3
                              14.27
                              14.28
                              14.2
                              14.23
                              14.4
                              14.25
                              14.28
                              14.15
                              14.24
                              14.32
                              14.2
                              14.19
                              14.25
                              14.45
                              14.55
                              14.4
                              14.52
                              14.57
                              14.64
                              14.62
                              14.93
                              14.75
                              14.75
                              14.8
                              14.78
                              14.7901
                              14.52
                              14.85
                              14.5
                              14.35
                              14.52
                              14.85
                              14.76
                              14.99
                              14.52
                              14.8
                              14.7
                              14.55
                              14.55
                              14.65
                              14.65
                              14.51
                              14.51
                              14.47
                              14.3
                              14.3
                              14.25
                              14.17
                              14.1
                              14.21
                              14.25
                              14.27
                              14.13
                              14.06
                              14.35
                              14.16
                              13.95
                              14.12
                              13.77
                              13.61
                              13.7
                              13.7
                              13.65
                              13.71
                              13.72
                              13.61
                              13.87
                              13.87
                              13.85
                              14.03
                              14.09
                              13.75
                              13.9
                              13.98
                              13.9
                              14.05
                              14.0499
                              14.09
                              14.1
                              14.14
                              14.13
                              14.2
                              14.09
                              14.1
                              14.2
                              14
                              14.02
                              14.03
                              14.03
                              14.09
                              14.37
                              14.16
                              14.18
                              14.15
                              13.84
                              14.14
                              14.14
                              13.9
                              14
                              14.03
                              13.79
                              13.81
                              13.87
                              13.81
                              13.81
                              13.57
                              13.34
                              13.4
                              13.36
                              13.35
                              13.35
                              13.28
                              13.36
                              13.46
                              13.45
                              13.33
                              13.33
                              13.33
                              13.35
                              13.29
                              13.29
                              13.24
                              13.275
                              13.44
                              13.52
                              13.75
                              13.68
                              13.68
                              13.85
                              14.01
                              13.91
                              13.96
                              14.14
                              14.02
                              14.1
                              13.97
                              14.25
                              14.25
                              14.15
                              14.2
                              14.11
                              14.11
                              14.02
                              14.25
                              14.25
                              14.37
                              14.2
                              14.2
                              14.2
                              14.11
                              14.05
                              14.09
                              14.2212
                              14.3
                              14.37
                              14.4
                              14.34
                              13.97
                              14.1924
                              14.26
                              14.32
                              14.32
                              14.19
                              14.15
                              14.2
                              14.3
                              14.24
                              14.3
                              14.35
                              14.55
                              14.44
                              14.55
                              14.49
                              14.5
                              14.58
                              14.58
                              14.58
                              14.5
                              14.5
                              14.36
                              14.34
                              14.27
                              14.3
                              14.35
                              14.35
                              14.16
                              14.2
                              14.21
                              13.92
                              14.09
                              14.1
                              14.06
                              14
                              14.1
                              13.96
                              14.02
                              14.03
                              14
                              14.1
                              14
                              14
                              14.13
                              14
                              14.09
                              14.06
                              14.17
                              13.97
                              13.95
                              14
                              14.08
                              14
                              13.99
                              14.04
                              13.97
                              14.02
                              14.09
                              14.05
                              14.05
11/30/06                      14.05

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.05
------------------------------------
Common Share
Net Asset Value               $14.70
------------------------------------
Premium/(Discount) to NAV     -4.42%
------------------------------------
Market Yield                   4.61%
------------------------------------
Taxable-Equivalent Yield1      6.73%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $64,086
------------------------------------
Average Effective Maturity
on Securities (Years)          15.38
------------------------------------
Leverage-Adjusted Duration      7.68
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/26/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    2.03%         6.02%
------------------------------------
1-Year         -0.58%         7.20%
------------------------------------
Since
Inception       3.61%         5.82%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         19.5%
------------------------------------
U.S. Guaranteed                16.7%
------------------------------------
Education and Civic
   Organizations               14.7%
------------------------------------
Tax Obligation/Limited         12.5%
------------------------------------
Water and Sewer                 9.4%
------------------------------------
Long-Term Care                  8.2%
------------------------------------
Utilities                       5.5%
------------------------------------
Other                          13.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Massachusetts Premium Income Municipal Fund
NMT

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              63%
AA                               17%
A                                 9%
BBB                               8%
BB or Lower                       1%
N/R                               2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.067
Jan                            0.067
Feb                            0.067
Mar                           0.0635
Apr                           0.0635
May                           0.0635
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.056
Oct                            0.056
Nov                            0.056

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      16.24
                              16.2
                              16.01
                              16.07
                              16
                              15.9
                              15.85
                              15.81
                              15.87
                              15.58
                              15.53
                              15.4
                              15.45
                              15.33
                              15.5
                              15.45
                              15.65
                              15.67
                              15.69
                              15.7
                              15.7
                              15.7
                              15.61
                              15.65
                              15.71
                              15.81
                              15.94
                              15.85
                              15.96
                              16.15
                              16.15
                              16
                              16.01
                              16.03
                              16.03
                              16
                              15.74
                              15.54
                              15.45
                              15.43
                              15.86
                              15.9
                              15.88
                              15.85
                              15.85
                              15.81
                              15.651
                              15.85
                              16.15
                              15.9
                              15.63
                              15.52
                              15.8
                              15.85
                              15.68
                              16.05
                              16.05
                              15.95
                              16.2
                              16.25
                              16.56
                              16.7
                              16.73
                              16.53
                              16.6
                              16.4
                              16.45
                              16.35
                              16.47
                              16.5
                              16.26
                              16.15
                              16.25
                              16.05
                              16
                              16.05
                              16
                              15.67
                              15.11
                              14.95
                              14.96
                              15.05
                              15.11
                              15.14
                              15.15
                              15.3
                              15.3
                              15.4
                              15.16
                              15.1
                              14.93
                              14.42
                              14.3
                              14.45
                              14.52
                              14.35
                              14.29
                              14.25
                              14.31
                              14.34
                              14.34
                              14.4
                              14.65
                              14.65
                              14.62
                              14.37
                              14.39
                              14.35
                              14.48
                              14.43
                              14.37
                              14.3
                              14.3
                              14.2
                              14.19
                              14.21
                              14.29
                              14.37
                              14.23
                              14.25
                              14.34
                              14.33
                              14.22
                              14.2801
                              14.31
                              14.3501
                              14.53
                              14.5
                              14.5
                              14.58
                              14.31
                              14.5
                              14.3
                              14.13
                              14.07
                              14.17
                              14.09
                              13.95
                              14.1
                              14.22
                              13.9
                              13.9
                              13.9096
                              13.9
                              14.05
                              14.17
                              14.16
                              14.16
                              14.03
                              14.18
                              14.11
                              14.17
                              14.09
                              14.09
                              14.2
                              14.1
                              14.05
                              14.11
                              14.11
                              14.38
                              14.05
                              14.4
                              14.17
                              14.17
                              14.18
                              14.4
                              14.27
                              14.36
                              14.41
                              14.36
                              14.22
                              14.35
                              14.47
                              14.32
                              14.38
                              14.7
                              14.45
                              14.29
                              14.74
                              14.65
                              14.65
                              14.46
                              14.52
                              14.47
                              14.65
                              14.88
                              14.9
                              14.84
                              14.7
                              14.64
                              14.88
                              14.67
                              14.7
                              14.58
                              14.69
                              14.77
                              14.82
                              14.7
                              14.89
                              14.72
                              14.83
                              14.87
                              14.77
                              14.62
                              14.98
                              14.65
                              14.692
                              14.87
                              14.87
                              14.67
                              14.7
                              14.7
                              14.78
                              14.74
                              14.78
                              14.69
                              14.79
                              14.79
                              14.62
                              14.74
                              14.73
                              14.7
                              14.71
                              14.71
                              14.61
                              14.68
                              14.68
                              14.55
                              14.5
                              14.5535
                              14.49
                              14.59
                              14.69
                              14.74
                              14.71
                              14.8
                              14.81
                              14.7
                              14.7
                              14.44
                              14.45
                              14.77
                              14.6
                              14.64
                              14.56
                              14.59
                              14.51
                              14.63
                              14.85
                              14.62
                              14.72
                              14.87
                              14.66
                              14.63
11/30/06                      14.6

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.60
------------------------------------
Common Share
Net Asset Value               $14.99
------------------------------------
Premium/(Discount) to NAV     -2.60%
------------------------------------
Market Yield                   4.60%
------------------------------------
Taxable-Equivalent Yield1      6.76%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $71,381
------------------------------------
Average Effective Maturity
on Securities (Years)          17.15
------------------------------------
Leverage-Adjusted Duration      8.03
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.17%         6.20%
------------------------------------
1-Year         -5.04%         8.04%
------------------------------------
5-Year          3.67%         6.55%
------------------------------------
10-Year         5.97%         6.48%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Education and Civic
   Organizations               22.0%
------------------------------------
Tax Obligation/General         13.1%
------------------------------------
Health Care                    11.4%
------------------------------------
Tax Obligation/Limited         11.2%
------------------------------------
Water and Sewer                10.2%
------------------------------------
Transportation                  7.7%
------------------------------------
U.S. Guaranteed                 6.6%
------------------------------------
Long-Term Care                  6.4%
------------------------------------
Other                          11.4%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0516 per share.

Nuveen Massachusetts Dividend Advantage Municipal Fund
NMB

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               24%
A                                 4%
BBB                               9%
BB or Lower                       3%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.071
Jan                            0.071
Feb                            0.071
Mar                           0.0675
Apr                           0.0675
May                           0.0675
Jun                            0.065
Jul                            0.065
Aug                            0.065
Sep                            0.062
Oct                            0.062
Nov                            0.062


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      16.41
                              16.01
                              16
                              16.1
                              16.1
                              15.95
                              16.01
                              16.37
                              15.9
                              15.78
                              15.98
                              16.11
                              16.5
                              16.47
                              16.15
                              16.15
                              16.15
                              16.18
                              16.18
                              16.33
                              16.4
                              16.4
                              16.65
                              16.4
                              16.69
                              16.54
                              16.54
                              16.5
                              16.5
                              16.5
                              16.5
                              16.5
                              16.6
                              16.57
                              16.32
                              16.32
                              16.4899
                              16.32
                              16.33
                              16.32
                              16.32
                              16.4
                              16.5
                              16.5
                              16.5
                              16.36
                              16.36
                              16.45
                              16.65
                              16.65
                              16.64
                              16.51
                              16.6
                              16.6
                              16.65
                              16.55
                              16.6
                              16.71
                              16.7
                              16.65
                              16.4
                              16.45
                              16.69
                              16.69
                              16.55
                              16.55
                              16.52
                              16.44
                              16.4
                              16.2
                              16.25
                              16.29
                              16.29
                              16.4
                              16.3
                              16
                              15.85
                              15.85
                              16.24
                              16.15
                              16.14
                              16
                              15.96
                              16
                              16.06
                              16.16
                              16.1
                              16.1
                              16
                              16.04
                              15.95
                              15.83
                              15.83
                              15.8
                              16.29
                              15.9
                              15.65
                              15.65
                              15.65
                              15.65
                              15.6
                              15.55
                              15.7
                              15.7
                              15.67
                              15.74
                              15.74
                              15.74
                              15.74
                              15.78
                              15.7
                              15.65
                              15.62
                              15.58
                              15.58
                              15.58
                              15.58
                              15.63
                              15.68
                              15.63
                              15.59
                              15.59
                              15.55
                              15.55
                              15.53
                              15.53
                              15.51
                              15.56
                              15.59
                              15.6
                              15.56
                              15.48
                              15.51
                              15.48
                              15.33
                              15.29
                              15.28
                              15.15
                              15.12
                              15.12
                              15.09
                              15.2
                              14.75
                              14.75
                              14.75
                              14.85
                              14.89
                              15.1
                              15.1
                              15.16
                              15.02
                              15.06
                              15
                              15.1
                              15.11
                              15.15
                              15.2
                              15.1
                              15
                              15.19
                              15.24
                              15.15
                              15.13
                              15.13
                              15.1
                              15.19
                              15.15
                              15.14
                              15.24
                              15.3
                              15.35
                              15.24
                              15.27
                              15.3
                              15.3
                              15.4
                              15.29
                              15.34
                              15.4
                              15.45
                              15.45
                              15.4
                              15.35
                              15.32
                              15.32
                              15.4
                              15.58
                              15.58
                              15.47
                              15.49
                              15.43
                              15.52
                              15.55
                              15.5
                              15.5
                              15.46
                              15.35
                              15.3
                              15.3
                              15.28
                              15.34
                              15.35
                              15.39
                              15.32
                              15.4
                              15.26
                              15.4
                              15.35
                              15.4
                              15.4
                              15.4
                              15.4
                              15.4
                              15.45
                              15.6
                              15.51
                              15.51
                              15.51
                              15.56
                              15.56
                              15.53
                              15.45
                              15.55
                              15.55
                              15.55
                              15.52
                              15.52
                              15.32
                              15.35
                              15.35
                              15.44
                              15.44
                              15.35
                              15.4
                              15.41
                              15.42
                              15.44
                              15.44
                              15.44
                              15.57
                              15.54
                              15.54
                              15.59
                              15.6
                              15.55
                              15.55
                              15.64
                              15.64
                              15.55
                              15.6
                              15.55
                              15.5514
                              15.55
                              15.5
11/30/06                      15.74

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.74
------------------------------------
Common Share
Net Asset Value               $15.31
------------------------------------
Premium/(Discount) to NAV      2.81%
------------------------------------
Market Yield                   4.73%
------------------------------------
Taxable-Equivalent Yield1      6.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $29,958
------------------------------------
Average Effective Maturity
on Securities (Years)          18.09
------------------------------------
Leverage-Adjusted Duration      7.94
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/30/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.89%         5.88%
------------------------------------
1-Year          3.01%         7.63%
------------------------------------
5-Year          6.42%         7.87%
------------------------------------
Since
Inception       6.85%         7.59%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         19.7%
------------------------------------
Education and Civic
   Organizations               16.6%
------------------------------------
Health Care                    13.3%
------------------------------------
Tax Obligation/Limited         10.7%
------------------------------------
Water and Sewer                 9.3%
------------------------------------
Housing/Multifamily             6.7%
------------------------------------
U.S. Guaranteed                 5.2%
------------------------------------
Housing/Single Family           4.3%
------------------------------------
Other                          14.2%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.1945 per share.

Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
NGX

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          64%
U.S. Guaranteed                  20%
GNMA/FNMA/FHA Guaranteed          3%
AAA (Uninsured)                   1%
AA (Uninsured)                    8%
A (Uninsured)                     2%
BBB (Uninsured)                   2%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0585
Jan                           0.0585
Feb                           0.0585
Mar                           0.0555
Apr                           0.0555
May                           0.0555
Jun                            0.051
Jul                            0.051
Aug                            0.051
Sep                            0.051
Oct                            0.051
Nov                           0.0525

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15.3
                              15.16
                              15
                              15.05
                              15.05
                              14.83
                              14.66
                              14.6
                              14.78
                              14.62
                              14.411
                              14.38
                              14.4
                              14.37
                              14.32
                              14.44
                              14.53
                              14.6199
                              14.63
                              14.78
                              14.9999
                              14.9999
                              14.85
                              14.74
                              14.74
                              14.65
                              14.62
                              14.84
                              14.64
                              14.8
                              14.82
                              14.83
                              14.72
                              14.72
                              14.77
                              14.6
                              14.6
                              14.58
                              14.49
                              14.4801
                              14.34
                              14.48
                              14.5
                              14.44
                              14.3301
                              14.37
                              14.37
                              14.28
                              14.34
                              14.38
                              14.3
                              14.35
                              14.25
                              14.15
                              14.24
                              14.14
                              14.14
                              14.08
                              14.29
                              14.25
                              14.26
                              14.15
                              14.25
                              14.09
                              13.97
                              13.93
                              13.83
                              13.88
                              13.86
                              13.86
                              13.7
                              13.78
                              13.89
                              13.96
                              13.82
                              13.92
                              13.86
                              13.97
                              13.88
                              13.85
                              13.98
                              13.9
                              13.81
                              13.93
                              13.71
                              13.81
                              13.84
                              13.83
                              13.74
                              13.7
                              13.65
                              13.52
                              13.4801
                              13.5
                              13.6
                              13.83
                              13.82
                              13.8
                              13.7
                              13.62
                              13.67
                              13.67
                              13.69
                              13.69
                              13.67
                              13.58
                              13.7201
                              13.7
                              13.59
                              13.61
                              13.6301
                              13.73
                              13.61
                              13.63
                              13.73
                              13.82
                              13.92
                              13.64
                              13.63
                              13.68
                              13.62
                              13.68
                              13.79
                              13.55
                              13.34
                              13.43
                              13.71
                              13.7401
                              13.61
                              13.71
                              13.7
                              13.82
                              13.78
                              13.6501
                              13.78
                              13.78
                              13.65
                              13.49
                              13.49
                              13.49
                              13.45
                              13.35
                              13.17
                              13.08
                              13.05
                              13.13
                              13.09
                              13.1301
                              13.27
                              13.2899
                              13.23
                              13.28
                              13.29
                              13.29
                              13.24
                              13.32
                              13.32
                              13.32
                              13.38
                              13.28
                              13.28
                              13.28
                              13.25
                              13.4
                              13.31
                              13.37
                              13.44
                              13.45
                              13.38
                              13.25
                              13.31
                              13.35
                              13.57
                              13.42
                              13.44
                              13.46
                              13.36
                              13.46
                              13.46
                              13.53
                              13.64
                              13.66
                              13.75
                              13.72
                              13.76
                              13.76
                              13.83
                              13.84
                              13.8
                              13.75
                              13.8
                              13.8
                              13.62
                              13.52
                              13.5
                              13.7
                              13.62
                              13.77
                              13.83
                              13.73
                              13.77
                              13.73
                              13.8
                              13.85
                              13.84
                              13.84
                              13.85
                              13.92
                              13.9612
                              14.1
                              14.13
                              14.13
                              13.95
                              14
                              14.15
                              14.11
                              14.02
                              13.99
                              13.94
                              13.91
                              13.83
                              13.73
                              13.74
                              13.74
                              13.74
                              13.58
                              13.57
                              13.54
                              13.68
                              13.65
                              13.65
                              13.71
                              13.81
                              13.81
                              13.81
                              13.93
                              13.85
                              13.8
                              13.8
                              13.73
                              13.76
                              13.88
                              13.88
                              13.9
                              13.9
                              13.96
                              13.9218
                              13.91
                              13.92
                              13.91
                              13.9
                              13.75
                              13.75
                              13.75
11/30/06                      13.78

FUND SNAPSHOT
------------------------------------
Common Share Price            $13.78
------------------------------------
Common Share
Net Asset Value               $14.95
------------------------------------
Premium/(Discount) to NAV     -7.83%
------------------------------------
Market Yield                   4.57%
------------------------------------
Taxable-Equivalent Yield1      6.72%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $40,689
------------------------------------
Average Effective Maturity
on Securities (Years)          18.00
------------------------------------
Leverage-Adjusted Duration      8.39
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    4.92%         6.09%
------------------------------------
1-Year         -6.26%         7.71%
------------------------------------
Since
Inception       2.98%         6.53%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         24.0%
------------------------------------
U.S. Guaranteed                20.1%
------------------------------------
Tax Obligation/Limited         16.8%
------------------------------------
Education and Civic
   Organizations               10.1%
------------------------------------
Water and Sewer                 9.0%
------------------------------------
Health Care                     6.0%
------------------------------------
Housing/Multifamily             5.5%
------------------------------------
Other                           8.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Missouri Premium Income Municipal Fund
NOM

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              66%
AA                               13%
A                                 2%
BBB                               9%
N/R                              10%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                             0.07
Jan                             0.07
Feb                             0.07
Mar                           0.0665
Apr                           0.0665
May                           0.0665
Jun                            0.063
Jul                            0.063
Aug                            0.063
Sep                             0.06
Oct                             0.06
Nov                             0.06

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      17.3201
                              17.5
                              17.55
                              17.87
                              17.87
                              17.85
                              18.14
                              18.14
                              18.05
                              18.11
                              17.95
                              17.7999
                              17.7999
                              17.5
                              17.45
                              17.4
                              17.3001
                              17.55
                              17.55
                              17.55
                              17.5
                              17.5
                              17.59
                              17.61
                              17.9
                              18.1
                              18.1
                              18.2
                              17.95
                              17.95
                              17.85
                              17.35
                              17.36
                              17.2
                              17.3
                              17.35
                              17.35
                              17.23
                              17.15
                              17.15
                              17.02
                              17.05
                              17.1
                              17.19
                              17.19
                              17.4
                              17.4
                              17.54
                              17.54
                              17.54
                              17.54
                              17.54
                              17.21
                              17.12
                              17.2501
                              17.107
                              17.07
                              17.17
                              17.1
                              17.02
                              17.05
                              17.05
                              17.23
                              17.15
                              17.05
                              17.05
                              17.15
                              17.15
                              17.14
                              17
                              17.05
                              17.1
                              17.1
                              17.3
                              17.21
                              17.15
                              17.15
                              17.15
                              17.15
                              17.09
                              17.05
                              17.05
                              17.15
                              17.15
                              17.2
                              17.05
                              17.08
                              16.7
                              16.85
                              16.75
                              16.82
                              16.75
                              16.75
                              16.75
                              16.8
                              16.7
                              16.6
                              16.75
                              16.771
                              16.92
                              16.76
                              16.76
                              16.8756
                              16.8756
                              16.8756
                              17.15
                              17.15
                              17.15
                              17.2
                              17
                              16.95
                              16.95
                              16.9
                              16.9
                              16.9
                              16.85
                              16.514
                              16.5
                              16.31
                              16.31
                              16.3599
                              16.29
                              16.21
                              16.2
                              16.25
                              16.35
                              16.25
                              16.15
                              16.3
                              16.15
                              16.15
                              16.2
                              16.24
                              16.24
                              16.05
                              15.88
                              15.9
                              15.83
                              15.65
                              15.45
                              15.01
                              15
                              15.24
                              15.23
                              15.2
                              15.44
                              15.44
                              15.44
                              15.25
                              15.44
                              15.7
                              15.7
                              15.6
                              15.6
                              15.35
                              15.35
                              15.35
                              14.93
                              14.7
                              14.66
                              14.66
                              14.7
                              14.9
                              14.85
                              14.56
                              14.66
                              14.61
                              14.95
                              14.65
                              14.83
                              14.89
                              15.04
                              15.04
                              15.13
                              15.07
                              15.08
                              15.02
                              14.99
                              15.05
                              15.1401
                              16.15
                              16.15
                              16.1
                              16.02
                              15.81
                              15.86
                              15.9767
                              16
                              15.81
                              15.89
                              16
                              16
                              16.1
                              16.1
                              16.17
                              16.17
                              16.15
                              16.15
                              15.95
                              16.2
                              16.24
                              16.24
                              16.2
                              16.2
                              16.25
                              16.29
                              16.21
                              16.25
                              16.05
                              16.05
                              16.04
                              16.04
                              15.99
                              16
                              15.95
                              16.22
                              16.25
                              16.2
                              16.2
                              16.15
                              16.15
                              16.14
                              16.14
                              16.14
                              16.14
                              16.38
                              16.4015
                              16.4015
                              16.4015
                              16.15
                              16.33
                              16.6
                              16.55
                              16.52
                              16.5
                              16.55
                              16.55
                              16.75
                              16.75
                              16.75
                              16.75
                              16.75
                              16.79
                              16.7
                              16.7
                              16.7
                              16.65
                              16.65
                              16.6
                              16.55
                              16.55
                              16.55
                              16.74
                              16.78
11/30/06                      16.89

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.89
------------------------------------
Common Share
Net Asset Value               $14.76
------------------------------------
Premium/(Discount) to NAV     14.43%
------------------------------------
Market Yield                   4.26%
------------------------------------
Taxable-Equivalent Yield1      6.31%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $33,904
------------------------------------
Average Effective Maturity
on Securities (Years)          13.87
------------------------------------
Leverage-Adjusted Duration      7.39
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/20/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.73%         5.13%
------------------------------------
1-Year          2.23%         6.85%
------------------------------------
5-Year          7.47%         6.63%
------------------------------------
10-Year         8.58%         6.46%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         22.7%
------------------------------------
U.S. Guaranteed                22.2%
------------------------------------
Tax Obligation/Limited         19.2%
------------------------------------
Health Care                    10.4%
------------------------------------
Housing/Multifamily             4.6%
------------------------------------
Water and Sewer                 4.4%
------------------------------------
Long-Term Care                  3.9%
------------------------------------
Other                          12.6%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.1002 per share.

                        Shareholder
                              MEETING REPORT

The shareholder meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                              NTC                                NFC                               NGK
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              4,937,292                --        2,407,582                 --       2,106,093               --
   Withhold                            48,750                --           22,398                 --         110,906               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                 --       2,216,999               --
====================================================================================================================================
Lawrence H. Brown
   For                              4,881,325                --        2,392,080                 --       2,106,093               --
   Withhold                           104,717                --           37,900                 --         110,906               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                 --       2,216,999               --
====================================================================================================================================
Jack B. Evans
   For                              4,936,550                --        2,407,782                 --       2,106,593               --
   Withhold                            49,492                --           22,198                 --         110,406               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                 --       2,216,999               --
====================================================================================================================================
William C. Hunter
   For                              4,935,550                --        2,407,582                 --       2,106,093               --
   Withhold                            50,492                --           22,398                 --         110,906               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                 --       2,216,999               --
====================================================================================================================================
David J. Kundert
   For                              4,936,892                --        2,406,382                 --       2,106,593               --
   Withhold                            49,150                --           23,598                 --         110,406               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                 --       2,216,999               --
====================================================================================================================================
William J. Schneider
   For                                     --             1,511               --                774              --              642
   Withhold                                --                --               --                 --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,511               --                774              --              642
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             1,511               --                774              --              642
   Withhold                                --                --               --                 --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,511               --                774              --              642
====================================================================================================================================
Judith M. Stockdale
   For                              4,929,400                --        2,406,382                --        2,106,593               --
   Withhold                            56,642                --           23,598                --          110,406               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                --        2,216,999               --
====================================================================================================================================
Eugene S. Sunshine
   For                              4,937,292                --        2,407,582                --        2,106,093               --
   Withhold                            48,750                --           22,398                --          110,906               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,986,042                --        2,429,980                --        2,216,999               --
====================================================================================================================================

                                              NGO                                NMT                              NMB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                         Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                shares voting     shares voting    shares voting      shares voting   shares voting    shares voting
                                     together          together         together           together        together         together
                                   as a class        as a class       as a class         as a class      as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              4,174,584                --        4,426,520                --        1,903,813               --
   Withhold                            33,598                --           54,497                --            7,097               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================
Lawrence H. Brown
   For                              4,125,584                --        4,418,343                --        1,903,813               --
   Withhold                            82,598                --           62,674                --            7,097               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================
Jack B. Evans
   For                              4,168,336                --        4,422,064                --        1,903,402               --
   Withhold                            39,846                --           58,953                --            7,508               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================
William C. Hunter
   For                              4,174,584                --        4,422,064                --        1,903,813               --
   Withhold                            33,598                --           58,953                --            7,097               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================
David J. Kundert
   For                              4,174,584                --        4,426,520                --        1,903,813               --
   Withhold                            33,598                --           54,497                --            7,097               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================
William J. Schneider
   For                                     --             1,255               --             1,291               --              576
   Withhold                                --                --               --                --               --               13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,255               --             1,291               --              589
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             1,255               --             1,291               --              576
   Withhold                                --                --               --                --               --               13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,255               --             1,291               --              589
====================================================================================================================================
Judith M. Stockdale
   For                              4,172,884                --        4,424,389                --        1,903,813               --
   Withhold                            35,298                --           56,628                --            7,097               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================
Eugene S. Sunshine
   For                              4,174,584                --        4,422,389                --        1,903,813               --
   Withhold                            33,598                --           58,628                --            7,097               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            4,208,182                --        4,481,017                --        1,910,910               --
====================================================================================================================================

                        Shareholder
                              MEETING REPORT (continued)

                                                                                 NGX                               NOM
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                      Common and                         Common and
                                                                   MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred
                                                                   shares voting      shares voting   shares voting    shares voting
                                                                        together           together        together         together
                                                                      as a class         as a class      as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                 2,603,280                 --       2,119,721               --
   Withhold                                                               77,485                 --          45,539               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================
Lawrence H. Brown
   For                                                                 2,599,518                 --       2,113,442               --
   Withhold                                                               81,247                 --          51,818               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================
Jack B. Evans
   For                                                                 2,603,180                 --       2,120,652               --
   Withhold                                                               77,585                 --          44,608               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================
William C. Hunter
   For                                                                 2,603,180                 --       2,114,641               --
   Withhold                                                               77,585                 --          50,619               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================
David J. Kundert
   For                                                                 2,603,280                 --       2,117,966               --
   Withhold                                                               77,485                 --          47,294               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================
William J. Schneider
   For                                                                        --                792              --              579
   Withhold                                                                   --                 --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      --                792              --              579
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                        --                792              --              579
   Withhold                                                                   --                 --              --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                      --                792              --              579
====================================================================================================================================
Judith M. Stockdale
   For                                                                 2,603,280                 --       2,114,788               --
   Withhold                                                               77,485                 --          50,472               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                 2,603,280                 --       2,114,641               --
   Withhold                                                               77,485                 --          50,619               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                               2,680,765                 --       2,165,260               --
====================================================================================================================================

                        Nuveen Connecticut Premium Income Municipal Fund (NTC)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.8% (1.9% OF TOTAL INVESTMENTS)

$         600   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3     $      622,266
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41

        1,535   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,617,614
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        2,135   Total Consumer Staples                                                                                    2,239,880
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 32.4% (22.1% OF TOTAL INVESTMENTS)

        1,100   Connecticut Health and Education Facilities Authority,                7/16 at 100.00          AA          1,200,771
                 University of Hartford Revenue Bonds, Series 2006G,
                 5.250%, 7/01/36 - RAAI Insured

          925   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA            982,739
                 Revenue Bonds, Brunswick School, Series 2003B,
                 5.000%, 7/01/33 - MBIA Insured

          200   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00          AA            211,784
                 Revenue Bonds, Canterbury School, Series 2006B,
                 5.000%, 7/01/36 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/07 at 102.00         AAA          1,030,500
                 Revenue Bonds, Connecticut College, Series 1997C-1,
                 5.500%, 7/01/20 - MBIA Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            546,300
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

        2,115   Connecticut Health and Educational Facilities Authority,             11/15 at 100.00         AAA          2,325,231
                 Revenue Bonds, Connecticut State University System,
                 Series 2005H, 5.000%, 11/01/17 - FSA Insured

          725   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA            751,789
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

          450   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            473,414
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

          750   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            793,425
                 Revenue Bonds, Horace Bushnell Memorial Hall,
                 Series 1999A, 5.625%, 7/01/29 - MBIA Insured

          640   Connecticut Health and Educational Facilities Authority,              1/07 at 101.00         AAA            647,290
                 Revenue Bonds, Loomis Chaffee School, Series 1996C,
                 5.500%, 7/01/16 - MBIA Insured

          800   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            912,152
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/19 - AMBAC Insured

          500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA            527,710
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

        1,375   Connecticut Health and Educational Facilities Authority,              7/14 at 100.00         AAA          1,486,114
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/21 - MBIA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          2,135,340
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,550,340
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

        1,500   Connecticut Health and Educational Facilities Authority,              7/13 at 100.00         AAA          1,591,395
                 Revenue Bonds, Yale University, Series 2003X-1,
                 5.000%, 7/01/42

          315   Connecticut Higher Education Supplemental Loan Authority,            11/09 at 102.00         AAA            315,765
                 Revenue Bonds, Family Education Loan Program, Series 1999A,
                 6.000%, 11/15/18 - AMBAC Insured (Alternative Minimum Tax)

          755   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            794,622
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 - MBIA Insured (Alternative Minimum Tax)

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,182,390
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured


                                       19

                        Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS (continued)

                University of Connecticut, General Obligation Bonds, Series 2004A:
$       1,000    5.000%, 1/15/18 - MBIA Insured                                       1/14 at 100.00         AAA     $    1,082,360
        2,000    5.000%, 1/15/19 - MBIA Insured                                       1/14 at 100.00         AAA          2,159,500

        1,220   University of Connecticut, General Obligation Bonds,                  2/15 at 100.00         AAA          1,335,217
                 Series 2005A, 5.000%, 2/15/17 - FSA Insured

          685   University of Connecticut, General Obligation Bonds,                  2/16 at 100.00         AAA            746,383
                 Series 2006A, 5.000%, 2/15/23 - FGIC Insured

        1,000   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA          1,093,310
                 Bonds, Series 2002A, 5.250%, 11/15/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       24,155   Total Education and Civic Organizations                                                                  25,875,841
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 12.6% (8.6% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            544,215
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured

          695   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00          AA            750,760
                 Revenue Bonds, Eastern Connecticut Health Network,
                 Series 2000A, 6.000%, 7/01/25 - RAAI Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Griffin Hospital, Series 2005B:
          800    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            857,328
          500    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            532,835

        1,100   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         Aaa          1,183,655
                 Revenue Bonds, Middlesex Hospital, Series 2006,
                 5.000%, 7/01/32 (WI/DD, Settling 12/07/06) - FSA Insured

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa          2,068,660
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         AAA          1,084,330
                 Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

        3,000   Connecticut Health and Educational Facilities Authority,              7/07 at 101.00         Aaa          3,051,029
                 Revenue Refunding Bonds, Middlesex Health Services,
                 Series 1997H, 5.125%, 7/01/27 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,595   Total Health Care                                                                                        10,072,812
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 2.6% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              12/09 at 100.00         AAA          1,038,770
                 Finance Program Bonds, Series 1999D-2, 6.200%, 11/15/41
                 (Alternative Minimum Tax)

        1,000   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA          1,024,340
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Housing/Multifamily                                                                                 2,063,110
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.5% (3.1% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,029,240
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)

                Connecticut Housing Finance Authority, Housing Mortgage
                Finance Program Bonds, Series 2006-A1:
          205    4.700%, 11/15/26 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            208,370
          220    4.800%, 11/15/31 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            224,215

        2,100   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA          2,166,633
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        3,525   Total Housing/Single Family                                                                               3,628,458
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.3% (1.6% OF TOTAL INVESTMENTS)

        1,750   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,819,703
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 7.0% (4.8% OF TOTAL INVESTMENTS)

          750   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            767,632
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE (continued)

$         615   Connecticut Development Authority, First Mortgage Gross               9/09 at 102.00          AA     $      652,718
                 Revenue Refunding Healthcare Bonds, Connecticut Baptist
                 Homes Inc., Series 1999, 5.500%, 9/01/15 - RAAI Insured

          700   Connecticut Development Authority, Health Facilities Revenue          2/07 at 100.00         N/R            701,855
                 Refunding Bonds, Alzheimer's Resource Center of Connecticut
                 Inc., Series 1994A, 7.000%, 8/15/09

                Connecticut Development Authority, Revenue Refunding Bonds,
                Duncaster Inc., Series 1999A:
        1,000    5.250%, 8/01/19 - RAAI Insured                                       2/10 at 102.00          AA          1,053,970
        1,000    5.375%, 8/01/24 - RAAI Insured                                       2/10 at 102.00          AA          1,059,520

        1,300   Connecticut Health and Educational Facilities Authority,              8/08 at 102.00         AAA          1,349,491
                 FHA-Insured Mortgage Revenue Bonds, Hebrew Home and
                 Hospital, Series 1999B, 5.200%, 8/01/38

------------------------------------------------------------------------------------------------------------------------------------
        5,365   Total Long-Term Care                                                                                      5,585,186
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.7% (20.2% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            554,115
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          750   Bridgeport, Connecticut, General Obligation Refunding Bonds,          8/12 at 100.00         Aaa            816,285
                 Series 2002A, 5.375%, 8/15/19 - FGIC Insured

        1,520   Capitol Region Education Council, Connecticut, Revenue                4/07 at 101.00         BBB          1,537,906
                 Bonds, Series 1995, 6.700%, 10/15/10

        1,110   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA          1,191,951
                 5.000%, 4/01/23 - FGIC Insured

        2,000   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA          2,125,560
                 4.750%, 12/15/24

        1,300   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA          1,419,665
                 5.000%, 6/01/23 - FSA Insured

        1,385   Danbury, Connecticut, General Obligation Bonds, Series 2004,            No Opt. Call         AAA          1,520,010
                 5.000%, 8/01/14 - FGIC Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          775    5.000%, 8/01/20 - FSA Insured                                        8/15 at 100.00         AAA            842,805
          525    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            533,311

          500   North Haven, Connecticut, General Obligation Bonds,                     No Opt. Call         Aa2            572,025
                 Series 2006, 5.000%, 7/15/24

          400   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            423,428
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,500   Puerto Rico, General Obligation and Public Improvement Bonds,           No Opt. Call         AAA          1,769,490
                 Series 2001A, 5.500%, 7/01/20 - MBIA Insured

                Regional School District 16, Beacon Falls and Prospect,
                Connecticut, General Obligation Bonds, Series 2000:
          350    5.500%, 3/15/18 - FSA Insured                                        3/10 at 101.00         Aaa            373,506
          350    5.625%, 3/15/19 - FSA Insured                                        3/10 at 101.00         Aaa            374,850
          350    5.700%, 3/15/20 - FSA Insured                                        3/10 at 101.00         Aaa            375,659
        1,420   Regional School District 16, Connecticut, General Obligation          3/13 at 101.00         Aaa          1,544,903
                 Bonds, Series 2003, 5.000%, 3/15/16 - AMBAC Insured

        2,105   Stratford, Connecticut, General Obligation Bonds, Series 2002,        2/12 at 100.00         AAA          2,152,910
                 4.000%, 2/15/15 - FSA Insured

                Suffield, Connecticut, General Obligation Bonds, Series 2005:
          465    5.000%, 6/15/17                                                        No Opt. Call          AA            518,912
          460    5.000%, 6/15/19                                                        No Opt. Call          AA            517,840
        1,000    5.000%, 6/15/21                                                        No Opt. Call          AA          1,134,900

        1,500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA          1,656,105
                 Series 2005B, 5.000%, 10/01/18

        1,630   Westport, Connecticut, General Obligation Bonds,                      2/12 at 100.00         Aaa          1,710,098
                 Series 2003, 4.750%, 2/01/19

------------------------------------------------------------------------------------------------------------------------------------
       21,895   Total Tax Obligation/General                                                                             23,666,234
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.2% (11.1% OF TOTAL INVESTMENTS)

        2,000   Connecticut Health and Educational Facilities Authority,              7/09 at 102.00         AAA          2,134,020
                 Revenue Bonds, Child Care Facilities Program, Series 1999C,
                 5.625%, 7/01/29 - AMBAC Insured

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,000    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          2,142,700
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,064,970

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            535,190
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured


                                       21


                        Nuveen Connecticut Premium Income Municipal Fund (NTC) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

                Puerto Rico Infrastructure Financing Authority, Special Tax
                Revenue Bonds, Series 2005A:
$         960    0.000%, 7/01/32 - FGIC Insured                                         No Opt. Call         AAA     $      325,430
        2,615    0.000%, 7/01/33 - FGIC Insured                                         No Opt. Call         AAA            848,672

        2,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,162,440
                 5.250%, 8/01/21 - FSA Insured

        2,400   Puerto Rico Municipal Finance Agency, Series 2005C,                   8/15 at 100.00         AAA          2,645,016
                 5.000%, 8/01/16 - FSA Insured

        1,000   Virgin Islands Public Finance Authority, Gross Receipts              10/14 at 100.00         AAA          1,106,700
                 Taxes Loan Note, Series 2003, 5.250%, 10/01/19 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,475   Total Tax Obligation/Limited                                                                             12,965,138
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 0.9% (0.6% OF TOTAL INVESTMENTS)

          750   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA            785,700
                 International Airport, Series 2001A, 5.125%, 10/01/26 -
                 FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 13.4% (9.1% OF TOTAL INVESTMENTS) (4)

        1,305   Connecticut Health and Educational Facilities Authority,              7/10 at 101.00      AA (4)          1,422,998
                 Revenue Bonds, Eastern Connecticut Health Network,
                 Series 2000A, 6.000%, 7/01/25 (Pre-refunded 7/01/10) -
                 RAAI Insured

          650   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00      A2 (4)            710,021
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23 (Pre-refunded 7/01/11)

        1,000   Connecticut, Clean Water Fund Revenue Bonds,                         10/11 at 100.00         AAA          1,088,920
                 Series 2001, 5.500%, 10/01/20 (Pre-refunded 10/01/11)

           40   Connecticut, General Obligation Bonds, Series 1993E,                    No Opt. Call      AA (4)             44,759
                 6.000%, 3/15/12 (ETM)

        2,000   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00      AA (4)          2,198,300
                 5.500%, 6/15/21 (Pre-refunded 6/15/12)

        1,000   Hartford, Connecticut, Parking System Revenue Bonds,                  7/10 at 100.00    Baa2 (4)          1,092,990
                 Series 2000A, 6.400%, 7/01/20 (Pre-refunded 7/01/10)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,080,100
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          800   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            835,568
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          1,111,510
                 Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded
                 10/01/10)

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,089,730
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded 4/01/12) -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,795   Total U.S. Guaranteed                                                                                    10,674,896
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,575   Bristol Resource Recovery Facility Operating Committee,                 No Opt. Call         AAA          1,688,510
                 Connecticut, Solid Waste Revenue Bonds, Covanta Bristol
                 Inc., Series 2005, 5.000%, 7/01/12 - AMBAC Insured

        1,000   Connecticut Development Authority, Pollution Control Revenue         10/08 at 102.00        Baa1          1,054,720
                 Refunding Bonds, Connecticut Light and Power Company,
                 Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          395    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/07 at 100.00         BBB            397,587
        1,290    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/07 at 100.00         BBB          1,290,955

------------------------------------------------------------------------------------------------------------------------------------
        4,260   Total Utilities                                                                                           4,431,772
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 16.1% (11.0% OF TOTAL INVESTMENTS)

        2,550   Connecticut Development Authority, Water Facilities Revenue           3/07 at 102.00         AAA          2,605,743
                 Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 - AMBAC Insured (Alternative Minimum Tax)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,285,429
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          900    5.000%, 11/15/16 - MBIA Insured                                     11/15 at 100.00         AAA            990,522
        1,520    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA          1,642,390
        2,260    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA          2,433,116


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                South Central Connecticut Regional Water Authority, Water
                System Revenue Bonds, Eighteenth Series 2003A:
$       1,000    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA     $    1,077,690
        1,525    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,621,212

        1,100   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+          1,171,720
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
       12,040   Total Water and Sewer                                                                                    12,827,822
------------------------------------------------------------------------------------------------------------------------------------
$     111,740   Total Long-Term Investments (cost $111,796,385) - 146.1%                                                116,636,552
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

          300   Puerto Rico Government Development Bank, Adjustable                                         A-1+            300,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.290%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$         300   Total Short-Term Investments (cost $300,000)                                                                300,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $112,096,385) - 146.5%                                                          116,936,552
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      1,178,557
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.0)%                                                        (38,300,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  79,815,109
                ====================================================================================================================

FUTURES CONTRACTS OUTSTANDING AT NOVEMBER 30, 2006:
                                                                                                                         UNREALIZED
                              CONTRACT         NUMBER OF                CONTRACT                 VALUE AT              APPRECIATION
TYPE                          POSITION         CONTRACTS              EXPIRATION        NOVEMBER 30, 2006            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds               Long                21                    3/07               $2,401,875                   $15,312
====================================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.9% (3.3% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          65    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       65,855
          500    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            516,660

        1,270   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3          1,317,130
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41

------------------------------------------------------------------------------------------------------------------------------------
        1,835   Total Consumer Staples                                                                                    1,899,645
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 26.1% (17.7% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Education Facilities Authority,                7/16 at 100.00          AA            545,805
                 University of Hartford Revenue Bonds, Series 2006G,
                 5.250%, 7/01/36 - RAAI Insured

          100   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00          AA            105,892
                 Revenue Bonds, Canterbury School, Series 2006B,
                 5.000%, 7/01/36 - RAAI Insured

          500   Connecticut Health and Educational Facilities Authority,                No Opt. Call         AAA            546,300
                 Revenue Bonds, Connecticut State University System,
                 Series 2003F, 5.000%, 11/01/13 - FSA Insured

          625   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA            657,519
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

          440   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            499,110
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/18 - AMBAC Insured

           50   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00          AA             51,132
                 Revenue Bonds, Sacred Heart University, Series 1998E,
                 5.000%, 7/01/28 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          1,583,130
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/31 - AMBAC Insured

          350   Connecticut Health and Educational Facilities Authority,              4/14 at 100.00         AAA            381,175
                 Revenue Bonds, Trinity College, Series 2004H,
                 5.000%, 7/01/17 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,067,670
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.250%, 7/01/32 - RAAI Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,033,560
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

          585   Connecticut Higher Education Supplemental Loan Authority,            11/11 at 100.00         Aaa            615,701
                 Revenue Bonds, Family Education Loan Program, Series 2001A,
                 5.250%, 11/15/18 - MBIA Insured (Alternative Minimum Tax)

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          125    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            128,295
          270    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            277,179

                University of Connecticut, General Obligation Bonds,
                Series 2001A:
        1,000    4.750%, 4/01/20                                                      4/11 at 101.00          AA          1,043,240
        1,000    4.750%, 4/01/21                                                      4/11 at 101.00          AA          1,040,790

          585   University of Connecticut, General Obligation Bonds,                  2/16 at 100.00         AAA            637,422
                 Series 2006A, 5.000%, 2/15/23 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,630   Total Education and Civic Organizations                                                                  10,213,920
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 8.5% (5.7% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,086,590
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/32 - RAAI Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Griffin Hospital, Series 2005B:
$         500    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3     $      535,830
          250    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            266,417

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Hospital for Special Care, Series 1997B:
          135    5.375%, 7/01/17                                                      7/07 at 102.00        Baa3            138,195
           75    5.500%, 7/01/27                                                      7/07 at 102.00        Baa3             76,744

          125   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            129,291
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/24 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         AAA          1,084,330
                 Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,085   Total Health Care                                                                                         3,317,397
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.3% (2.2% OF TOTAL INVESTMENTS)

          500   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA            512,170
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

          750   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call          A-            760,650
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,250   Total Housing/Multifamily                                                                                 1,272,820
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 4.5% (3.0% OF TOTAL INVESTMENTS)

        1,000   Connecticut Housing Finance Authority, Housing Mortgage              11/10 at 100.00         AAA          1,029,240
                 Finance Program Bonds, Series 2001C, 5.300%, 11/15/33
                 (Alternative Minimum Tax)

          700   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA            722,211
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        1,700   Total Housing/Single Family                                                                               1,751,451
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.6% (1.8% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,039,830
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.3% (1.7% OF TOTAL INVESTMENTS)

          300   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            323,046
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          110   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            112,462
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.800%, 4/01/21

          500   Connecticut Development Authority, Health Facilities Revenue          2/07 at 100.00         N/R            501,310
                 Refunding Bonds, Alzheimer's Resource Center of
                 Connecticut Inc., Series 1994A, 7.250%, 8/15/21

------------------------------------------------------------------------------------------------------------------------------------
          910   Total Long-Term Care                                                                                        936,818
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 15.8% (10.7% OF TOTAL INVESTMENTS)

          500   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            554,115
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          560   Connecticut, General Obligation Bonds, Series 2004C,                  4/14 at 100.00         AAA            601,345
                 5.000%, 4/01/23 - FGIC Insured

          700   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA            743,946
                 4.750%, 12/15/24

          400   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA            436,820
                 5.000%, 6/01/23 - FSA Insured

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            390,391
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            243,799

          780   New Haven, Connecticut, General Obligation Bonds,                    11/10 at 101.00         AAA            824,437
                 Series 2001A, 5.000%, 11/01/20 - FGIC Insured

          400   North Haven, Connecticut, General Obligation Bonds,                     No Opt. Call         Aa2            457,620
                 Series 2006, 5.000%, 7/15/24

          250   Northern Mariana Islands, General Obligation Bonds,                   6/10 at 100.00           A            264,643
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured


                                       25

                        Nuveen Connecticut Dividend Advantage Municipal Fund (NFC) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Suffield, Connecticut, General Obligation Bonds, Series 2005:
$         335    5.000%, 6/15/17                                                        No Opt. Call          AA     $      373,840
          335    5.000%, 6/15/19                                                        No Opt. Call          AA            377,123

          810   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            894,297
                 Series 2005B, 5.000%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
        5,670   Total Tax Obligation/General                                                                              6,162,376
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 18.5% (12.5% OF TOTAL INVESTMENTS)

        1,000   Connecticut Health and Educational Facilities Authority,              7/08 at 105.00           A          1,084,920
                 Revenue Bonds, New Opportunities for Waterbury Inc.,
                 Series 1998A, 6.750%, 7/01/28

                Connecticut, Certificates of Participation, Juvenile Training
                 School, Series 2001:
          600    5.000%, 12/15/20                                                    12/11 at 101.00         AA-            635,298
        1,000    5.000%, 12/15/30                                                    12/11 at 101.00         AA-          1,052,910

        1,475   Connecticut, Special Tax Obligation Transportation                      No Opt. Call         AAA          1,632,692
                 Infrastructure Purpose Bonds, Series 1998B,
                 5.500%, 11/01/12 - FSA Insured

          470   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            159,325
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

        1,200   Puerto Rico Municipal Finance Agency, Series 2005C,                   8/15 at 100.00         AAA          1,322,508
                 5.000%, 8/01/16 - FSA Insured

          750   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+            825,203
                 Loan Note, Series 1999A, 6.375%, 10/01/19

          500   Virgin Islands Public Finance Authority, Senior Lien Revenue         10/08 at 101.00          AA            517,995
                 Refunding Bonds, Matching Fund Loan Note, Series 1998A,
                 5.500%, 10/01/18 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,995   Total Tax Obligation/Limited                                                                              7,230,851
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.7% (4.5% OF TOTAL INVESTMENTS)

        2,500   Connecticut, General Airport Revenue Bonds, Bradley                   4/11 at 101.00         AAA          2,618,999
                 International Airport, Series 2001A, 5.125%, 10/01/26 -
                 FGIC Insured (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 31.1% (21.1% OF TOTAL INVESTMENTS) (4)

        1,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00      A2 (4)          1,092,340
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.500%, 7/01/23 (Pre-refunded 7/01/11)

        2,000   Connecticut, Clean Water Fund Revenue Bonds, Series 2001,            10/11 at 100.00         AAA          2,177,840
                 5.500%, 10/01/20 (Pre-refunded 10/01/11)

          750   Connecticut, General Obligation Bonds, Series 2002B,                  6/12 at 100.00      AA (4)            824,363
                 5.500%, 6/15/21 (Pre-refunded 6/15/12)

          500   East Lyme, Connecticut, General Obligation Bonds,                     7/11 at 102.00         Aaa            542,800
                 Series 2001, 5.125%, 7/15/20 (Pre-refunded 7/15/11) -
                 FGIC Insured

          700   Farmington, Connecticut, General Obligation Bonds,                    3/11 at 101.00     Aa1 (4)            743,897
                 Series 2001, 4.875%, 3/15/20 (Pre-refunded 3/15/11)

                Hamden, Connecticut, General Obligation Bonds, Series 2001:
          640    5.250%, 8/15/18 (Pre-refunded 8/15/11) - MBIA Insured                8/11 at 102.00         AAA            699,507
          635    5.000%, 8/15/19 (Pre-refunded 8/15/11) - MBIA Insured                8/11 at 102.00         AAA            687,203
          300    5.000%, 8/15/20 (Pre-refunded 8/15/11) - MBIA Insured                8/11 at 102.00         AAA            324,663

          220   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 100.00         AAA            233,528
                 Series 2001A, 5.000%, 11/01/20 (Pre-refunded 11/01/11) -
                 FGIC Insured

        1,425   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,541,280
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32

        1,300   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,404,130
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

          390   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            407,339
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,000   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          1,089,730
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded 4/01/12) -
                 FSA Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         370   Windsor, Connecticut, General Obligation Bonds,                       7/09 at 100.00     Aa2 (4)     $      383,461
                 Series 2001, 5.000%, 7/15/20 (Pre-refunded 7/15/09)

------------------------------------------------------------------------------------------------------------------------------------
       11,230   Total U.S. Guaranteed                                                                                    12,152,081
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 9.3% (6.3% OF TOTAL INVESTMENTS)
          500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            527,360
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

        1,000   Eastern Connecticut Resource Recovery Authority,                      1/07 at 100.00         BBB          1,006,550
                 Solid Waste Revenue Bonds, Wheelabrator Lisbon Project,
                 Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

        1,975   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          2,095,554
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,475   Total Utilities                                                                                           3,629,464
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 14.0% (9.5% OF TOTAL INVESTMENTS)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,285,429
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series 2005A:
          450    5.000%, 11/15/17 - MBIA Insured                                     11/15 at 100.00         AAA            493,821
          720    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA            777,974
        1,110    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA          1,195,026

          140   Guam Government Waterworks Authority, Water and                       7/15 at 100.00         Ba2            154,760
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

                South Central Connecticut Regional Water Authority,
                Water System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            808,268
          720    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            765,425
------------------------------------------------------------------------------------------------------------------------------------
        5,075   Total Water and Sewer                                                                                     5,480,703
------------------------------------------------------------------------------------------------------------------------------------
$      54,355   Total Investments (cost $54,937,556) - 147.6%                                                            57,706,355
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                        903,238
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (19,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  39,109,593
                ====================================================================================================================

FUTURES CONTRACTS OUTSTANDING AT NOVEMBER 30, 2006:
                                                                                                                         UNREALIZED
                              CONTRACT         NUMBER OF                CONTRACT                  VALUE AT             APPRECIATION
TYPE                          POSITION         CONTRACTS              EXPIRATION         NOVEMBER 30, 2006           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds               Long                15                    3/07                $1,715,625                   $9,564
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.0% (2.0% OF TOTAL INVESTMENTS)

$         250   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3     $      259,278
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41

          770   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            811,441
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

------------------------------------------------------------------------------------------------------------------------------------
        1,020   Total Consumer Staples                                                                                    1,070,719
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 27.1% (18.3% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Education Facilities Authority,                7/16 at 100.00          AA            545,805
                 University of Hartford Revenue Bonds, Series 2006G,
                 5.250%, 7/01/36 - RAAI Insured

          100   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00          AA            105,892
                 Revenue Bonds, Canterbury School, Series 2006B,
                 5.000%, 7/01/36 - RAAI Insured

        2,250   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          2,385,065
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

           95   Connecticut Health and Educational Facilities Authority,              7/08 at 102.00         AAA             98,510
                 Revenue Bonds, Fairfield University, Series 1998H,
                 5.000%, 7/01/23 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              3/11 at 101.00         AAA          1,052,030
                 Revenue Bonds, Greenwich Academy, Series 2001B,
                 5.000%, 3/01/32 - FSA Insured

          500   Connecticut Health and Educational Facilities Authority,              7/08 at 101.00         AAA            514,900
                 Revenue Bonds, Hopkins School, Series 1998A,
                 5.000%, 7/01/20 - AMBAC Insured

          215   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            235,395
                 Revenue Bonds, Kent School, Series 2004D, 5.000%, 7/01/15 -
                 MBIA Insured

          310   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            353,459
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/19 - AMBAC Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, University of Hartford, Series 2002E:
          590    5.500%, 7/01/22 - RAAI Insured                                       7/12 at 101.00          AA            645,596
        1,000    5.250%, 7/01/32 - RAAI Insured                                       7/12 at 101.00          AA          1,067,670

        1,000   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,033,560
                 Revenue Bonds, Yale University, Series 2002W, 5.125%, 7/01/27

                University of Connecticut, General Obligation Bonds, Series 2006A:
          450    5.000%, 2/15/19 - FGIC Insured                                       2/16 at 100.00         AAA            493,583
          490    5.000%, 2/15/23 - FGIC Insured                                       2/16 at 100.00         AAA            533,909

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            545,390
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,000   Total Education and Civic Organizations                                                                   9,610,764
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.2% (6.9% OF TOTAL INVESTMENTS)

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Eastern Connecticut Health Network,
                Series 2000A:
           50    6.125%, 7/01/20 - RAAI Insured                                       7/10 at 101.00          AA             54,219
           70    6.000%, 7/01/25 - RAAI Insured                                       7/10 at 101.00          AA             75,616

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Griffin Hospital, Series 2005B:
          300    5.000%, 7/01/20 - RAAI Insured                                       7/15 at 100.00         Aa3            321,498
          300    5.000%, 7/01/23 - RAAI Insured                                       7/15 at 100.00         Aa3            319,701


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Hospital for Special Care, Series 1997B:
$         105    5.375%, 7/01/17                                                      7/07 at 102.00        Baa3     $      107,485
           45    5.500%, 7/01/27                                                      7/07 at 102.00        Baa3             46,047

          500   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         Aaa            538,025
                 Revenue Bonds, Middlesex Hospital, Series 2006,
                 5.000%, 7/01/32 (WI/DD, Settling 12/07/06) - FSA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA          1,053,520
                 Revenue Bonds, St. Francis Hospital and Medical Center,
                 Series 2002D, 5.000%, 7/01/22 - RAAI Insured

           25   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa             25,980
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         AAA          1,084,330
                 Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,395   Total Health Care                                                                                         3,626,421
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 3.0% (2.0% OF TOTAL INVESTMENTS)

          500   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA            512,170
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

          500   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call          A-            507,100
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,000   Total Housing/Multifamily                                                                                 1,019,270
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.6% (2.4% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Housing Mortgage
                Finance Program Bonds, Series 2006-A1:
          305    4.700%, 11/15/26 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            310,014
          330    4.800%, 11/15/31 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            336,323

          600   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA            619,038
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        1,235   Total Housing/Single Family                                                                               1,265,375
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 2.9% (2.0% OF TOTAL INVESTMENTS)

        1,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          1,037,000
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 3.3% (2.2% OF TOTAL INVESTMENTS)

          320   Connecticut Development Authority, First Mortgage                    12/11 at 102.00        BBB+            344,582
                 Gross Revenue Healthcare Bonds, Elim Park Baptist Home
                 Inc., Series 2003, 5.750%, 12/01/23

          325   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            332,641
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

          450   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00         AAA            482,814
                 Revenue Bonds, Village for Families and Children Inc.,
                 Series 2002A, 5.000%, 7/01/19 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,095   Total Long-Term Care                                                                                      1,160,037
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 30.5% (20.6% OF TOTAL INVESTMENTS)

          875   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA            969,701
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

          600   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA            637,668
                 4.750%, 12/15/24

          400   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA            436,820
                 5.000%, 6/01/23 - FSA Insured

                Farmington, Connecticut, General Obligation Bonds, Series 2002:
        1,000    5.000%, 9/15/20                                                      9/12 at 101.00         Aa1          1,081,500
        1,450    5.000%, 9/15/21                                                      9/12 at 101.00         Aa1          1,552,834

        1,305   Hartford County Metropolitan District, Connecticut, General           4/12 at 101.00         AA+          1,391,913
                 Obligation Bonds, Series 2002, 5.000%, 4/01/22

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          360    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            390,391
          240    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            243,799


                                       29

                        Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Regional School District 8, Andover, Hebron and Marlborough,
                Connecticut, General Obligation Bonds, Series 2002:
$       1,390    5.000%, 5/01/20 - FSA Insured                                        5/11 at 101.00         Aaa     $    1,480,976
        1,535    5.000%, 5/01/22 - FSA Insured                                        5/11 at 101.00         Aaa          1,624,168

          400   Suffield, Connecticut, General Obligation Bonds,                        No Opt. Call          AA            453,960
                 Series 2005, 5.000%, 6/15/21

          500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            553,355
                 Series 2005B, 5.000%, 10/01/17

------------------------------------------------------------------------------------------------------------------------------------
       10,055   Total Tax Obligation/General                                                                             10,817,085
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 9.2% (6.2% OF TOTAL INVESTMENTS)

          500   Connecticut, Special Tax Obligation Transportation                   10/11 at 100.00         AAA            539,735
                 Infrastructure Purpose Bonds, Series 2001B, 5.375%, 10/01/13 -
                 FSA Insured

        1,625   Connecticut, Special Tax Obligation Transportation                    7/12 at 100.00         AAA          1,765,871
                 Infrastructure Purpose Bonds, Series 2002A, 5.375%, 7/01/20 -
                 FSA Insured

          430   Puerto Rico Infrastructure Financing Authority, Special Tax             No Opt. Call         AAA            145,766
                 Revenue Bonds, Series 2005A, 0.000%, 7/01/32 - FGIC Insured

          750   Puerto Rico Municipal Finance Agency, Series 2005C,                   8/15 at 100.00         AAA            826,568
                 5.000%, 8/01/16 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,305   Total Tax Obligation/Limited                                                                              3,277,940
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.2% (4.2% OF TOTAL INVESTMENTS)

        1,950   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA          2,208,863
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 30.7% (20.7% OF TOTAL INVESTMENTS) (4)

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          1,080,460
                 Series 2001C, 5.375%, 8/15/18 (Pre-refunded 8/15/11) -
                 FGIC Insured

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Eastern Connecticut Health Network,
                Series 2000A:
          100    6.125%, 7/01/20 (Pre-refunded 7/01/10) - RAAI Insured                7/10 at 101.00      AA (4)            109,441
          130    6.000%, 7/01/25 (Pre-refunded 7/01/10) - RAAI Insured                7/10 at 101.00      AA (4)            141,755

        1,000   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00      A2 (4)          1,081,830
                 Revenue Bonds, Loomis Chaffee School, Series 2001D,
                 5.250%, 7/01/31 (Pre-refunded 7/01/11)

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00      AA (4)          1,090,340
                 5.375%, 4/15/19 (Pre-refunded 4/15/12)

        2,105   Fairfield, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA          2,255,781
                 Series 2002A, 5.000%, 4/01/16 (Pre-refunded 4/01/12)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,081,600
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32

        2,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,160,200
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        1,230   University of Connecticut, General Obligation Bonds,                  4/12 at 100.00      AA (4)          1,340,368
                 Series 2002A, 5.375%, 4/01/19 (Pre-refunded 4/01/12)

          500   Waterbury, Connecticut, General Obligation Bonds,                     4/12 at 100.00         AAA            544,865
                 Series 2002A, 5.375%, 4/01/17 (Pre-refunded 4/01/12) -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,065   Total U.S. Guaranteed                                                                                    10,886,640
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.6% (4.5% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            527,360
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
          250    5.500%, 1/01/15 (Alternative Minimum Tax)                            1/15 at 100.00         BBB            252,813
          510    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/07 at 100.00         BBB            510,377


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA     $    1,061,040
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,260   Total Utilities                                                                                           2,351,590
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.9% (8.0% OF TOTAL INVESTMENTS)

           70   Connecticut Development Authority, Water Facilities                   3/07 at 102.00         AAA             71,530
                 Revenue Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 - AMBAC Insured (Alternative Minimum Tax)

          785   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA            851,529
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          500    5.000%, 11/15/16 - MBIA Insured                                     11/15 at 100.00         AAA            550,290
          690    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA            745,559
          320    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA            344,512

          130   Guam Government Waterworks Authority, Water and                       7/15 at 100.00         Ba2            143,706
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

                South Central Connecticut Regional Water Authority,
                Water System Revenue Bonds, Eighteenth Series 2003A:
          750    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA            808,268
          660    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA            701,639
------------------------------------------------------------------------------------------------------------------------------------
        3,905   Total Water and Sewer                                                                                     4,217,033
------------------------------------------------------------------------------------------------------------------------------------
$      49,285   Total Investments (cost $49,788,724) - 148.2%                                                            52,548,737
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                        411,738
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.4)%                                                        (17,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  35,460,475
                ====================================================================================================================

FUTURES CONTRACTS OUTSTANDING AT NOVEMBER 30, 2006:
                                                                                                                         UNREALIZED
                              CONTRACT         NUMBER OF                CONTRACT                  VALUE AT             APPRECIATION
TYPE                          POSITION         CONTRACTS              EXPIRATION         NOVEMBER 30, 2006           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds               Long                 8                    3/07                  $915,000                   $5,398
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                                 See accompanying notes to financial statements.

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.0% (2.7% OF TOTAL INVESTMENTS)

$       2,460   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    2,592,397
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 21.9% (14.7% OF TOTAL INVESTMENTS)

          650   Connecticut Health and Education Facilities Authority,                7/16 at 100.00          AA            709,547
                 University of Hartford Revenue Bonds, Series 2006G,
                 5.250%, 7/01/36 - RAAI Insured

          150   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00          AA            158,838
                 Revenue Bonds, Canterbury School, Series 2006B,
                 5.000%, 7/01/36 - RAAI Insured

        1,595   Connecticut Health and Educational Facilities Authority,             11/11 at 100.00         AAA          1,690,748
                 Revenue Bonds, Connecticut State University System,
                 Series 2002D-2, 5.000%, 11/01/21 - FSA Insured

        1,700   Connecticut Health and Educational Facilities Authority,             11/15 at 100.00         AAA          1,868,980
                 Revenue Bonds, Connecticut State University System,
                 Series 2005H, 5.000%, 11/01/17 - FSA Insured

          285   Connecticut Health and Educational Facilities Authority,              1/15 at 100.00         Aaa            312,035
                 Revenue Bonds, Kent School, Series 2004D,
                 5.000%, 7/01/15 - MBIA Insured

          400   Connecticut Health and Educational Facilities Authority,                No Opt. Call         Aaa            456,076
                 Revenue Bonds, Loomis Chaffee School, Series 2005F,
                 5.250%, 7/01/19 - AMBAC Insured

        3,100   Connecticut Health and Educational Facilities Authority,              7/11 at 101.00         AAA          3,285,224
                 Revenue Bonds, Trinity College, Series 2001G,
                 5.000%, 7/01/21 - AMBAC Insured

          750   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            820,673
                 Revenue Bonds, University of Hartford, Series 2002E,
                 5.500%, 7/01/22 - RAAI Insured

        1,500   Connecticut Health and Educational Facilities Authority,              7/09 at 100.00         AAA          1,550,340
                 Revenue Bonds, Yale University, Series 2002W,
                 5.125%, 7/01/27

        1,100   University of Connecticut, General Obligation Bonds,                  2/13 at 100.00         AAA          1,182,390
                 Series 2003A, 5.125%, 2/15/21 - MBIA Insured

                University of Connecticut, General Obligation Bonds,
                Series 2006A:
          850    5.000%, 2/15/19 - FGIC Insured                                       2/16 at 100.00         AAA            932,323
          490    5.000%, 2/15/23 - FGIC Insured                                       2/16 at 100.00         AAA            533,909

          500   University of Connecticut, Student Fee Revenue Refunding             11/12 at 101.00         AAA            545,390
                 Bonds, Series 2002A, 5.250%, 11/15/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       13,070   Total Education and Civic Organizations                                                                  14,046,473
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 6.2% (4.2% OF TOTAL INVESTMENTS)

          500   Connecticut Health and Educational Facilities Authority,              7/12 at 101.00          AA            544,215
                 Revenue Bonds, Bristol Hospital, Series 2002B,
                 5.500%, 7/01/21 - RAAI Insured

          800   Connecticut Health and Educational Facilities Authority,              7/15 at 100.00         Aa3            857,328
                 Revenue Bonds, Griffin Hospital, Series 2005B,
                 5.000%, 7/01/20 - RAAI Insured

                Connecticut Health and Educational Facilities Authority, Revenue
                Bonds, Hospital for Special Care, Series 1997B:
          235    5.375%, 7/01/17                                                      7/07 at 102.00        Baa3            240,562
           95    5.500%, 7/01/27                                                      7/07 at 102.00        Baa3             97,210

          900   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         Aaa            968,445
                 Revenue Bonds, Middlesex Hospital, Series 2006,
                 5.000%, 7/01/32 (WI/DD, Settling 12/07/06) - FSA Insured

          200   Connecticut Health and Educational Facilities Authority,              7/09 at 101.00         Aaa            207,842
                 Revenue Bonds, Stamford Hospital, Series 1999G,
                 5.000%, 7/01/18 - MBIA Insured

        1,000   Connecticut Health and Educational Facilities Authority,              7/16 at 100.00         AAA          1,084,330
                 Revenue Bonds, Yale-New Haven Hospital, Series 2006J-1,
                 5.000%, 7/01/31 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,730   Total Health Care                                                                                         3,999,932
------------------------------------------------------------------------------------------------------------------------------------


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.8% (1.9% OF TOTAL INVESTMENTS)

$       1,000   Connecticut Housing Finance Authority, Multifamily Housing           11/15 at 100.00         AAA     $    1,024,340
                 Mortgage Finance Program Bonds, Series 2006G-2,
                 4.800%, 11/15/27 (Alternative Minimum Tax)

          750   Stamford Housing Authority, Connecticut, Multifamily                    No Opt. Call          A-            760,650
                 Housing Revenue Bonds, Fairfield Apartments, Series 1998,
                 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,750   Total Housing/Multifamily                                                                                 1,784,990
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.2% (2.1% OF TOTAL INVESTMENTS)

                Connecticut Housing Finance Authority, Housing Mortgage
                Finance Program Bonds, Series 2006-A1:
          435    4.700%, 11/15/26 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            442,151
          465    4.800%, 11/15/31 (Alternative Minimum Tax)                          11/15 at 100.00         AAA            473,909

        1,100   Connecticut Housing Finance Authority, Housing Mortgage               5/16 at 100.00         AAA          1,134,903
                 Finance Program Bonds, Series 2006D, 4.650%, 11/15/27

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Housing/Single Family                                                                               2,050,963
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 3.2% (2.2% OF TOTAL INVESTMENTS)

        2,000   Connecticut Resource Recovery Authority, Revenue Bonds,              12/11 at 102.00        Baa2          2,079,660
                 American Ref-Fuel Company of Southeastern Connecticut LP,
                 Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 12.3% (8.2% OF TOTAL INVESTMENTS)

          500   Connecticut Development Authority, First Mortgage Gross              12/11 at 102.00        BBB+            538,410
                 Revenue Healthcare Bonds, Elim Park Baptist Home Inc.,
                 Series 2003, 5.750%, 12/01/23

          600   Connecticut Development Authority, First Mortgage Gross               4/07 at 102.00        BBB-            614,106
                 Revenue Refunding Healthcare Bonds, Church Homes Inc. -
                 Congregational Avery Heights, Series 1997, 5.700%, 4/01/12

                Connecticut Development Authority, Revenue Bonds,
                Duncaster Inc., Series 2002:
          650    5.125%, 8/01/22 - RAAI Insured                                       8/12 at 101.00          AA            690,053
        1,025    4.750%, 8/01/32 - RAAI Insured                                       8/12 at 101.00          AA          1,058,395

                Connecticut Health and Educational Facilities Authority,
                Revenue Bonds, Village for Families and Children Inc.,
                Series 2002A:
          430    5.000%, 7/01/18 - AMBAC Insured                                      7/12 at 101.00         AAA            461,356
          475    5.000%, 7/01/20 - AMBAC Insured                                      7/12 at 101.00         AAA            509,637
          260    5.000%, 7/01/23 - AMBAC Insured                                      7/12 at 101.00         AAA            276,736
        1,000    5.000%, 7/01/32 - AMBAC Insured                                      7/12 at 101.00         AAA          1,063,180

                Connecticut Housing Finance Authority, Special Needs
                Housing Mortgage Finance Program Special Obligation Bonds,
                Series 2002SNH-1:
        1,000    5.000%, 6/15/22 - AMBAC Insured                                      6/12 at 101.00         AAA          1,069,830
        1,500    5.000%, 6/15/32 - AMBAC Insured                                      6/12 at 101.00         AAA          1,597,305

------------------------------------------------------------------------------------------------------------------------------------
        7,440   Total Long-Term Care                                                                                      7,879,008
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.2% (19.5% OF TOTAL INVESTMENTS)

                Bethel, Connecticut, General Obligation Bonds, Series 2002:
          525    5.000%, 11/01/18 - FGIC Insured                                     11/12 at 100.00         Aaa            561,976
          525    5.000%, 11/01/19 - FGIC Insured                                     11/12 at 100.00         Aaa            561,976
          525    5.000%, 11/01/20 - FGIC Insured                                     11/12 at 100.00         Aaa            561,976
          525    5.000%, 11/01/21 - FGIC Insured                                     11/12 at 100.00         Aaa            561,976
          525    5.000%, 11/01/22 - FGIC Insured                                     11/12 at 100.00         Aaa            557,529

        1,000   Bridgeport, Connecticut, General Obligation Bonds,                      No Opt. Call         AAA          1,108,230
                 Series 2004C, 5.250%, 8/15/14 - MBIA Insured

        1,200   Connecticut, General Obligation Bonds, Series 2006A,                 12/16 at 100.00          AA          1,275,336
                 4.750%, 12/15/24

          700   Connecticut, General Obligation Bonds, Series 2006C,                  6/16 at 100.00         AAA            764,435
                 5.000%, 6/01/23 - FSA Insured

          450   Farmington, Connecticut, General Obligation Bonds,                    9/12 at 101.00         Aa1            486,675
                 Series 2002, 5.000%, 9/15/20

                Hartford, Connecticut, General Obligation Bonds, Series 2005A:
          600    5.000%, 8/01/21 - FSA Insured                                        8/15 at 100.00         AAA            650,652
          400    4.375%, 8/01/24 - FSA Insured                                        8/15 at 100.00         AAA            406,332


                                       33

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                New Canaan, Connecticut, General Obligation Bonds,
                Series 2002A:
$         950    4.500%, 5/01/19                                                      5/11 at 100.00         Aaa     $      976,486
          900    4.600%, 5/01/20                                                      5/11 at 100.00         Aaa            928,233
          500    4.700%, 5/01/21                                                      5/11 at 100.00         Aaa            517,085

        1,405   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 101.00         AAA          1,519,423
                 Series 2002A, 5.250%, 11/01/17 - AMBAC Insured

                Southbury, Connecticut, General Obligation Bonds, Series 2002:
          500    4.250%, 12/15/14                                                    12/11 at 101.00         Aa3            519,040
          500    4.375%, 12/15/15                                                    12/11 at 101.00         Aa3            521,305
          500    4.375%, 12/15/16                                                    12/11 at 101.00         Aa3            519,380
          500    4.500%, 12/15/17                                                    12/11 at 101.00         Aa3            520,810
          500    4.625%, 12/15/18                                                    12/11 at 101.00         Aa3            523,035
          500    4.625%, 12/15/19                                                    12/11 at 101.00         Aa3            520,840
          500    4.875%, 12/15/20                                                    12/11 at 101.00         Aa3            528,225
          500    4.875%, 12/15/21                                                    12/11 at 101.00         Aa3            526,970
          500    5.000%, 12/15/22                                                    12/11 at 101.00         Aa3            532,130

                Stratford, Connecticut, General Obligation Bonds, Series 2002:
        1,375    4.000%, 2/15/19 - FSA Insured                                        2/12 at 100.00         AAA          1,386,138
          630    4.125%, 2/15/20 - FSA Insured                                        2/12 at 100.00         AAA            637,629

          500   West Hartford, Connecticut, General Obligation Bonds,                10/15 at 100.00         AAA            552,035
                 Series 2005B, 5.000%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
       17,735   Total Tax Obligation/General                                                                             18,725,857
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 18.7% (12.5% OF TOTAL INVESTMENTS)

           60   Connecticut, Special Tax Obligation Transportation Infrastructure       No Opt. Call          AA             66,202
                 Purpose Bonds, Series 1992B, 6.125%, 9/01/12

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2002B:
        2,810    5.000%, 12/01/20 - AMBAC Insured                                    12/12 at 100.00         AAA          3,010,493
        1,000    5.000%, 12/01/21 - AMBAC Insured                                    12/12 at 100.00         AAA          1,064,970
        1,000    5.000%, 12/01/22 - AMBAC Insured                                    12/12 at 100.00         AAA          1,062,770

          500   Connecticut, Special Tax Obligation Transportation Infrastructure     1/14 at 100.00         AAA            535,190
                 Purpose Bonds, Series 2003B, 5.000%, 1/01/23 - FGIC Insured

                Puerto Rico Infrastructure Financing Authority, Special Tax
                Revenue Bonds, Series 2005A:
          780    0.000%, 7/01/32 - FGIC Insured                                         No Opt. Call         AAA            264,412
        2,120    0.000%, 7/01/33 - FGIC Insured                                         No Opt. Call         AAA            688,025

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
          890    5.250%, 7/01/17                                                      7/12 at 100.00         BBB            948,144
        1,000    5.250%, 7/01/20                                                      7/12 at 100.00         BBB          1,067,920
        1,045    5.250%, 7/01/21                                                      7/12 at 100.00         BBB          1,114,890

        1,010   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,152,723
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          195   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            208,057
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

          750   Virgin Islands Public Finance Authority, Senior Lien                 10/08 at 101.00         BBB            775,102
                 Revenue Refunding Bonds, Matching Fund Loan Note,
                 Series 1998A, 5.500%, 10/01/22

------------------------------------------------------------------------------------------------------------------------------------
       13,160   Total Tax Obligation/Limited                                                                             11,958,898
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 0.8% (0.4% OF TOTAL INVESTMENTS)

          415   New Haven, Connecticut, Revenue Refunding Bonds,                        No Opt. Call         AAA            470,091
                 Air Rights Parking Facility, Series 2002, 5.375%, 12/01/15 -
                 AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 25.0% (16.7% OF TOTAL INVESTMENTS) (4)

        3,510   Bridgeport, Connecticut, General Obligation Bonds,                    8/11 at 100.00         AAA          3,792,414
                  Series 2001C, 5.375%, 8/15/18 (Pre-refunded 8/15/11) -
                  FGIC Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$         500   Bridgeport, Connecticut, General Obligation Bonds,                    9/13 at 100.00         AAA     $      551,665
                 Series 2003A, 5.250%, 9/15/23 (Pre-refunded 9/15/13) -
                 FSA Insured

        1,000   Connecticut, General Obligation Bonds, Series 2002A,                  4/12 at 100.00      AA (4)          1,072,120
                 5.000%, 4/15/21 (Pre-refunded 4/15/12)

        2,500   Connecticut, General Obligation Bonds, Series 2002D,                 11/12 at 100.00      AA (4)          2,747,975
                 5.375%, 11/15/21 (Pre-refunded 11/15/12)

          400   Connecticut, Special Tax Obligation Transportation                   10/11 at 100.00         AAA            422,840
                 Infrastructure Purpose Bonds, Series 2001A,
                 4.800%, 10/01/18 (Pre-refunded 10/01/11) - FSA Insured

           40   New Haven, Connecticut, General Obligation Bonds,                    11/11 at 101.00         AAA             43,560
                 Series 2002A, 5.250%, 11/01/17 - AMBAC Insured (ETM)

        3,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          3,240,299
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40

        2,000   Puerto Rico Infrastructure Financing Authority, Special               1/08 at 101.00         AAA          2,052,300
                 Tax Revenue Bonds, Series 1997A, 5.000%, 7/01/28
                 (Pre-refunded 1/01/08) - AMBAC Insured

          570   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa            622,748
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded 2/01/12)

        1,410   Puerto Rico, General Obligation and Public Improvement                7/08 at 101.00         AAA          1,457,094
                 Refunding Bonds, Series 1998B, 5.000%, 7/01/24
                 (Pre-refunded 7/01/08) - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,930   Total U.S. Guaranteed                                                                                    16,003,015
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.3% (5.5% OF TOTAL INVESTMENTS)

          720   Connecticut Development Authority, Pollution Control                 10/08 at 102.00        Baa1            759,398
                 Revenue Refunding Bonds, Connecticut Light and Power
                 Company, Series 1993A, 5.850%, 9/01/28

                Eastern Connecticut Resource Recovery Authority, Solid Waste
                Revenue Bonds, Wheelabrator Lisbon Project, Series 1993A:
        1,000    5.500%, 1/01/14 (Alternative Minimum Tax)                            1/07 at 100.00         BBB          1,006,550
          305    5.500%, 1/01/20 (Alternative Minimum Tax)                            1/07 at 100.00         BBB            305,226

        3,050   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,236,171
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,075   Total Utilities                                                                                           5,307,345
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 14.0% (9.4% OF TOTAL INVESTMENTS)

          765   Connecticut Development Authority, Water Facilities                   3/07 at 102.00           A            781,516
                 Revenue Bonds, Bridgeport Hydraulic Company, Series 1996,
                 6.000%, 9/01/36 (Alternative Minimum Tax)

        1,185   Connecticut, State Revolving Fund General Revenue Bonds,             10/13 at 100.00         AAA          1,285,429
                 Series 2003A, 5.000%, 10/01/16

                Greater New Haven Water Pollution Control Authority,
                Connecticut, Regional Wastewater System Revenue Bonds, Series
                2005A:
          770    5.000%, 11/15/16 - MBIA Insured                                     11/15 at 100.00         AAA            847,447
        1,230    5.000%, 11/15/30 - MBIA Insured                                     11/15 at 100.00         AAA          1,329,040
          640    5.000%, 8/15/35 - MBIA Insured                                      11/15 at 100.00         AAA            689,024

          230   Guam Government Waterworks Authority, Water and                       7/15 at 100.00         Ba2            254,249
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25


                                       35

                        Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                South Central Connecticut Regional Water Authority,
                Water System Revenue Bonds, Eighteenth Series 2003A:
$       2,050    5.000%, 8/01/20 - MBIA Insured                                       8/13 at 100.00         AAA     $    2,209,265
        1,140    5.000%, 8/01/33 - MBIA Insured                                       8/13 at 100.00         AAA          1,211,923

          350   Stamford, Connecticut, Water Pollution Control System                11/13 at 100.00         AA+            372,820
                 and Facility Revenue Bonds, Series 2003A, 5.000%, 11/15/32
------------------------------------------------------------------------------------------------------------------------------------
        8,360   Total Water and Sewer                                                                                     8,980,713
------------------------------------------------------------------------------------------------------------------------------------
$      92,125   Total Investments (cost $92,444,055) - 149.6%                                                            95,879,342
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.3%                                                                        206,311
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  64,085,653
                ====================================================================================================================

FUTURES CONTRACTS OUTSTANDING AT NOVEMBER 30, 2006:
                                                                                                                         UNREALIZED
                              CONTRACT         NUMBER OF                CONTRACT                  VALUE AT             APPRECIATION
TYPE                          POSITION         CONTRACTS              EXPIRATION         NOVEMBER 30, 2006           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds               Long                12                    3/07                $1,372,500                   $7,745
------------------------------------------------------------------------------------------------------------------------------------

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 2.2% (1.5% OF TOTAL INVESTMENTS)

$       1,485   Boston Industrial Development Financing Authority,                    9/12 at 102.00         Ba3     $    1,547,682
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 0.7% (0.6% OF TOTAL INVESTMENTS)

          550   Guam Economic Development Authority, Tobacco Settlement               5/11 at 100.00        Baa3            570,411
                 Asset-Backed Bonds, Series 2001B, 5.500%, 5/15/41
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 32.4% (22.0% OF TOTAL INVESTMENTS)
          750   Massachusetts Development Finance Agency, Revenue                     9/15 at 100.00         AAA            800,033
                 Bonds, Western New England College, Series 2005A,
                 5.000%, 9/01/33 - AGC Insured

          500   Massachusetts Development Finance Authority, Revenue                  9/11 at 101.00           A            534,610
                 Bonds, Belmont Hills School, Series 2001, 5.375%, 9/01/23

          890   Massachusetts Development Finance Authority, Revenue                  3/09 at 101.00           A            934,580
                 Bonds, Curry College, Series 2000A, 6.000%, 3/01/20 -
                 ACA Insured

        1,000   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00        BBB+          1,082,740
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 5.750%, 7/01/33

        1,745   Massachusetts Development Finance Authority, Revenue                  7/15 at 100.00         AAA          1,850,503
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2005D, 5.000%, 7/01/27 -
                 AGC Insured

          750   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            817,755
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

        1,090   Massachusetts Development Finance Authority, Revenue                    No Opt. Call          A3          1,341,659
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/29

           85   Massachusetts Education Loan Authority, Student Loan                  1/07 at 100.00         AAA             85,113
                 Revenue Bonds, Issue E, Series 1995, 6.150%, 7/01/10 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,550   Massachusetts Educational Finance Authority, Educational              1/12 at 100.00         AAA          1,610,884
                 Loan Revenue Bonds, Series 2002E, 5.000%, 1/01/13 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,179,520
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        1,500   Massachusetts Health and Educational Facilities Authority,           10/11 at 100.00         AAA          1,597,905
                 Revenue Bonds, University of Massachusetts - Worcester
                 Campus, Series 2001B, 5.250%, 10/01/31 - FGIC Insured

          500   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            531,060
                 Revenue Bonds, Wellesley College, Series 2003H,
                 5.000%, 7/01/26

          555   Massachusetts Health and Educational Facilities Authority,            7/13 at 100.00         AA+            596,980
                 Revenue Bonds, Williams College, Series 2003H,
                 5.000%, 7/01/21

          500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA            529,080
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

        2,300   Massachusetts Industrial Finance Agency, Revenue Bonds,               9/08 at 101.00           A          2,362,215
                 Belmont Hill School, Series 1998, 5.250%, 9/01/28

        1,645   Massachusetts Industrial Finance Agency, Revenue Bonds,               1/07 at 100.00         Aa1          1,646,711
                 Whitehead Institute for Biomedical Research, Series 1993,
                 5.125%, 7/01/26

        4,000   New England Education Loan Marketing Corporation,                       No Opt. Call          A3          4,220,958
                 Massachusetts, Student Loan Revenue Bonds, Subordinate
                 Series 1992H, 6.900%, 11/01/09 (Alternative Minimum Tax)

          375   Puerto Rico Industrial, Tourist, Educational, Medical and             2/09 at 101.00        BBB-            384,885
                 Environmental Control Facilities Financing Authority,
                 Higher Education Revenue Bonds, Ana G. Mendez
                 University System, Series 1999, 5.375%, 2/01/19

------------------------------------------------------------------------------------------------------------------------------------
       21,735   Total Education and Civic Organizations                                                                  23,107,191
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 16.8% (11.4% OF TOTAL INVESTMENTS)

$       1,250   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+     $    1,360,075
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

        1,000   Massachusetts Health and Educational Facilities Authority,           11/11 at 101.00          AA          1,057,670
                 Revenue Bonds, Cape Cod Health Care Inc., Series 2001C,
                 5.250%, 11/15/31 - RAAI Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/12 at 101.00         BBB          1,093,080
                 Revenue Bonds, Caritas Christi Obligated Group, Series 2002B,
                 6.250%, 7/01/22

          935   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00          AA            980,329
                 Revenue Bonds, Emerson Hospital, Series 2005E,
                 5.000%, 8/15/35 - RAAI Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00         AAA          1,081,660
                 Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                 5.000%, 8/15/21 - FGIC Insured

        1,000   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-          1,047,080
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30

        1,500   Massachusetts Health and Educational Facilities Authority,            1/07 at 100.00         AAA          1,501,755
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 1993G-1, 5.375%, 7/01/24 - MBIA Insured

          600   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA            647,250
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.375%, 5/15/19 - FGIC Insured

        2,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00          AA          2,179,040
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          375   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            414,450
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32

          615   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB            634,686
                 Revenue Bonds, UMass Memorial Health Care, Series 2005D,
                 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
       11,275   Total Health Care                                                                                        11,997,075
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.0% (4.1% OF TOTAL INVESTMENTS)

        1,890   Massachusetts Development Financing Authority, Assisted              12/09 at 102.00         N/R          1,958,286
                 Living Revenue Bonds, Prospect House Apartments,
                 Series 1999, 7.000%, 12/01/31

          335   Massachusetts Housing Finance Agency, Housing Bonds,                  6/15 at 100.00         AA-            348,233
                 Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            511,255
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

          390   Massachusetts Housing Finance Agency, Rental Housing                  7/10 at 101.00         AAA            408,599
                 Mortgage Revenue Bonds, Series 1999D, 5.500%, 7/01/13 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,071,620
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22

------------------------------------------------------------------------------------------------------------------------------------
        4,115   Total Housing/Multifamily                                                                                 4,297,993
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.5% (2.4% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Housing Finance Authority, Single Family                6/15 at 100.00          AA          1,018,110
                 Housing Revenue Bonds, Series 2006-122, 4.875%, 12/01/37
                 (Alternative Minimum Tax)

        1,500   Massachusetts Housing Finance Authority, Single Family                6/16 at 100.00          AA          1,513,215
                 Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Housing/Single Family                                                                               2,531,325
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.2% (0.8% OF TOTAL INVESTMENTS)

          415   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R            422,902
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

          400   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            429,576
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14

------------------------------------------------------------------------------------------------------------------------------------
          815   Total Industrials                                                                                           852,478
------------------------------------------------------------------------------------------------------------------------------------


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 9.4% (6.4% OF TOTAL INVESTMENTS)
$       1,270   Boston, Massachusetts, FHA-Insured Mortgage Revenue                  10/08 at 105.00         AAA     $    1,377,125
                 Bonds, Deutsches Altenheim Inc., Series 1998A,
                 6.125%, 10/01/31

        1,500   Massachusetts Development Finance Authority, GNMA                     3/12 at 105.00         AAA          1,681,860
                 Collateralized Assisted Living Facility Revenue Bonds,
                 Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

        2,500   Massachusetts Development Finance Authority, GNMA                    10/11 at 105.00         AAA          2,825,450
                 Collateralized Revenue Bonds, VOA Concord Assisted Living
                 Inc., Series 2000A, 6.900%, 10/20/41

          415   Massachusetts Industrial Finance Agency, FHA-Insured                  2/07 at 101.00         AAA            423,528
                 Project Revenue Bonds, Heights Crossing LP, Series 1995,
                 6.000%, 2/01/15 (Alternative Minimum Tax)

          400   Massachusetts Industrial Finance Agency, First Mortgage               1/11 at 101.00        BBB-            404,668
                 Revenue Bonds, Berkshire Retirement Community,
                 Series 1994B, 4.750%, 7/01/17

------------------------------------------------------------------------------------------------------------------------------------
        6,085   Total Long-Term Care                                                                                      6,712,631
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 19.3% (13.1% OF TOTAL INVESTMENTS)

          500   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            554,115
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,250   Boston, Massachusetts, General Obligation Bonds,                      1/15 at 100.00         Aa1          1,366,750
                 Series 2005A, 5.000%, 1/01/17

        1,000   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA          1,077,040
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        2,500   Massachusetts Bay Transportation Authority, General                     No Opt. Call         AAA          3,155,125
                 Obligation Transportation System Bonds, Series 1991A,
                 7.000%, 3/01/21

        1,275   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          1,462,425
                 Series 2001D, 6.000%, 11/01/13 - MBIA Insured

          980   Monson, Massachusetts, General Obligation Bonds,                      5/12 at 101.00         Aaa          1,061,957
                 Series 2002, 5.250%, 5/15/22 - AMBAC Insured

        1,260   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA          1,426,257
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          530    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            578,882
        1,615    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA          1,752,840

        1,220   Worcester, Massachusetts, General Obligation Bonds,                   7/15 at 100.00         AAA          1,325,432
                 Series 2005A, 5.000%, 7/01/19 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,130   Total Tax Obligation/General                                                                             13,760,823
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.4% (11.2% OF TOTAL INVESTMENTS)

          210   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/14 at 100.00         AAA            225,101
                 Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          940   Massachusetts Bay Transportation Authority, Assessment                7/15 at 100.00         AAA          1,024,826
                 Bonds, Series 2005A, 5.000%, 7/01/18

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            444,948
                 Sales Tax Revenue Refunding Bonds, Series 2004C,
                 5.250%, 7/01/21

        1,000   Massachusetts Bay Transportation Authority, Senior Sales              7/18 at 100.00         AAA          1,099,270
                 Tax Revenue Bonds, Series 2006, 5.000%, 7/01/26

          550   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            592,009
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          325   Massachusetts College Building Authority, Project Revenue             5/16 at 100.00         AAA            350,951
                 Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

        1,000   Massachusetts College Building Authority, Project Revenue               No Opt. Call         AAA          1,170,260
                 Refunding Bonds, Series 2003B, 5.375%, 5/01/23 -
                 XLCA Insured

        1,300   Massachusetts School Building Authority, Dedicated Sales              8/15 at 100.00         AAA          1,412,151
                 Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 -
                 FSA Insured

          540   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            606,609
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

        3,000   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          3,252,540
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured


                                       39

                        Nuveen Massachusetts Premium Income Municipal Fund (NMT) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,300   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA     $    1,522,976
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       10,550   Total Tax Obligation/Limited                                                                             11,701,641
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 11.3% (7.7% OF TOTAL INVESTMENTS)

        2,000   Massachusetts Port Authority, Revenue Bonds,                          7/13 at 100.00         AAA          2,126,640
                 Series 2003A, 5.000%, 7/01/33 - MBIA Insured

        1,700   Massachusetts Port Authority, Revenue Bonds,                          7/15 at 100.00         AAA          1,833,348
                 Series 2005A, 5.000%, 7/01/23 - AMBAC Insured

        4,000   Massachusetts Port Authority, Special Facilities Revenue              3/07 at 102.00         AAA          4,086,760
                 Bonds, US Airways Group Inc., Series 1996A,
                 5.750%, 9/01/16 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,700   Total Transportation                                                                                      8,046,748
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 9.8% (6.6% OF TOTAL INVESTMENTS) (4)

          410   Massachusetts Health and Educational Facilities Authority,            7/21 at 100.00         AAA            461,988
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 (Pre-refunded 7/01/21) - MBIA Insured

          780   Massachusetts Port Authority, Revenue Bonds, Series 1982,             1/07 at 100.00         AAA          1,040,107
                 13.000%, 7/01/13 (ETM)

        1,250   Massachusetts, General Obligation Bonds, Consolidated Loan,           8/14 at 100.00      AA (4)          1,366,488
                 Series 2004B, 5.000%, 8/01/24 (Pre-refunded 8/01/14)

        1,500   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,656,000
                 Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded
                 1/01/14) - FGIC Insured

        1,200   University of Massachusetts Building Authority, Senior Lien          11/13 at 100.00         AAA          1,325,316
                 Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
                 (Pre-refunded 11/01/13) - AMBAC Insured

        1,000   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          1,116,070
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24
                 (Pre-refunded 11/01/14) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,140   Total U.S. Guaranteed                                                                                     6,965,969
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.0% (2.0% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,096,280
                 Recovery Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/16 - MBIA Insured

        1,000   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          1,040,960
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Utilities                                                                                           2,137,240
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.0% (10.2% OF TOTAL INVESTMENTS)

        2,000   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA          2,147,880
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

        1,500   Massachusetts Water Pollution Abatement Trust,                        8/14 at 100.00         AAA          1,604,790
                 Pooled Loan Program Bonds, Series 10, 5.000%, 8/01/26

          750   Massachusetts Water Pollution Abatement Trust,                        8/15 at 100.00         AAA            763,170
                 Pooled Loan Program Bonds, Series 11, 4.500%, 8/01/29

        1,000   Massachusetts Water Pollution Abatement Trust,                        8/16 at 100.00         AAA          1,005,280
                 Pooled Loan Program Bonds, Series 12, 4.375%, 8/01/31
                 (WI/DD, Settling 12/14/06)


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,500   Massachusetts Water Pollution Abatement Trust,                        8/13 at 100.00         AAA     $    1,599,630
                 Pooled Loan Program Bonds, Series 9, 5.000%, 8/01/22

        1,250   Massachusetts Water Pollution Abatement Trust, Revenue                8/12 at 100.00         AAA          1,350,525
                 Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20

        1,500   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA          1,635,285
                 Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

          625   Massachusetts Water Resources Authority, General Revenue              8/16 at 100.00          AA            583,131
                 Bonds, Series 2006A, 4.000%, 8/01/46
------------------------------------------------------------------------------------------------------------------------------------
       10,125   Total Water and Sewer                                                                                    10,689,691
------------------------------------------------------------------------------------------------------------------------------------
$      97,205   Total Investments (cost $99,669,256) - 147.0%                                                           104,918,898
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                        461,740
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.6)%                                                        (34,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   71,380,638
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                   N/R   Not rated.

                 WI/DD   Purchased on a when-issued or delayed delivery basis.

                 (ETM)   Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.8% (1.2% OF TOTAL INVESTMENTS)

$         495   Boston Industrial Development Financing Authority,                    9/12 at 102.00         Ba3     $      515,894
                 Massachusetts, Senior Revenue Bonds, Crosstown Center
                 Project, Series 2002, 6.500%, 9/01/35 (Alternative
                 Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 24.8% (16.6% OF TOTAL INVESTMENTS)

          450   Massachusetts Development Finance Agency, Revenue                     9/15 at 100.00         AAA            480,020
                 Bonds, Western New England College, Series 2005A,
                 5.000%, 9/01/33 - AGC Insured

          495   Massachusetts Development Finance Authority, Revenue                  7/15 at 100.00         AAA            524,928
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2005D, 5.000%, 7/01/27 -
                 AGC Insured

          500   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00         AA-            545,170
                 Bonds, Milton Academy, Series 2003A, 5.000%, 9/01/19

        1,000   Massachusetts Development Finance Authority, Revenue                  5/29 at 105.00          A3          1,251,810
                 Refunding Bonds, Boston University, Series 1999P,
                 6.000%, 5/15/59

        1,085   Massachusetts Educational Finance Authority, Educational              7/10 at 100.00         AAA          1,118,841
                 Loan Revenue Bonds, Series 2001E, 5.300%, 1/01/16 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          1,089,760
                 Revenue Bonds, Boston College, Series 2003N,
                 5.250%, 6/01/18

        2,000   Massachusetts Health and Educational Facilities Authority,            2/11 at 100.00         AA-          2,137,377
                 Revenue Bonds, Tufts University, Series 2001I,
                 5.500%, 2/15/36

          250   University of Massachusetts Building Authority,                         No Opt. Call         AAA            274,990
                 Senior Lien Project Revenue Bonds, Series 2005-1,
                 5.000%, 5/01/15 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,780   Total Education and Civic Organizations                                                                   7,422,896
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 19.8% (13.3% OF TOTAL INVESTMENTS)

          500   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00        BBB+            544,030
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 6.250%, 10/01/31

          250   Massachusetts Health and Educational Facilities Authority,            1/09 at 101.00         BBB            260,270
                 Revenue Bonds, Caritas Christi Obligated Group,
                 Series 1999A, 5.625%, 7/01/20

          375   Massachusetts Health and Educational Facilities Authority,            1/12 at 101.00           A            410,719
                 Revenue Bonds, Covenant Health Systems Obligated
                 Group, Series 2002, 6.000%, 7/01/31

          315   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00          AA            330,271
                 Revenue Bonds, Emerson Hospital, Series 2005E,
                 5.000%, 8/15/35 - RAAI Insured

          600   Massachusetts Health and Educational Facilities Authority,            8/15 at 100.00         AAA            648,996
                 Revenue Bonds, Lahey Clinic Medical Center, Series 2005C,
                 5.000%, 8/15/21 - FGIC Insured

          500   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            523,540
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30

          500   Massachusetts Health and Educational Facilities Authority,            7/14 at 100.00         BB-            533,895
                 Revenue Bonds, Northern Berkshire Community Services
                 Inc., Series 2004B, 6.375%, 7/01/34

        1,000   Massachusetts Health and Educational Facilities Authority,            7/09 at 101.00          AA          1,038,370
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 1999B, 5.125%, 7/01/19

        1,000   Massachusetts Health and Educational Facilities Authority,            7/11 at 101.00          AA          1,089,520
                 Revenue Bonds, Partners HealthCare System Inc.,
                 Series 2001C, 5.750%, 7/01/32

          500   Massachusetts Health and Educational Facilities Authority,            7/11 at 100.00         BBB            552,600
                 Revenue Bonds, UMass Memorial Health Care, Series 2001C,
                 6.625%, 7/01/32

------------------------------------------------------------------------------------------------------------------------------------
        5,540   Total Health Care                                                                                         5,932,211
------------------------------------------------------------------------------------------------------------------------------------


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 10.0% (6.7% OF TOTAL INVESTMENTS)

$         135   Massachusetts Housing Finance Agency, Housing Bonds,                  6/15 at 100.00         AA-     $      140,333
                 Series 2006A, 5.100%, 12/01/37 (Alternative Minimum Tax)

          500   Massachusetts Housing Finance Agency, Housing Revenue                 6/13 at 100.00         AA-            511,255
                 Bonds, Series 2003S, 5.050%, 12/01/23 (Alternative
                 Minimum Tax)

        1,215   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          1,267,573
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Somerville Housing Authority, Massachusetts, GNMA                     5/12 at 103.00         AAA          1,071,620
                 Collateralized Mortgage Revenue Bonds, Clarendon Hill
                 Towers, Series 2002, 5.200%, 11/20/22

------------------------------------------------------------------------------------------------------------------------------------
        2,850   Total Housing/Multifamily                                                                                 2,990,781
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 6.4% (4.3% OF TOTAL INVESTMENTS)

          840   Massachusetts Housing Finance Agency, Single Family                   6/10 at 100.00         AAA            864,671
                 Housing Revenue Bonds, Series 82, 5.375%, 12/01/20 -
                 FSA Insured (Alternative Minimum Tax)

          400   Massachusetts Housing Finance Authority, Single Family                6/15 at 100.00          AA            407,244
                 Housing Revenue Bonds, Series 2006-122, 4.875%, 12/01/37
                 (Alternative Minimum Tax)

          650   Massachusetts Housing Finance Authority, Single Family                6/16 at 100.00          AA            655,727
                 Housing Revenue Bonds, Series 2006-126, 4.625%, 6/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,890   Total Housing/Single Family                                                                               1,927,642
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.5% (0.9% OF TOTAL INVESTMENTS)

          195   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R            198,713
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC,
                 Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)

          200   Massachusetts Development Finance Agency, Solid Waste                   No Opt. Call         BBB            214,788
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2003, 5.450%, 6/01/14

------------------------------------------------------------------------------------------------------------------------------------
          395   Total Industrials                                                                                           413,501
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 6.1% (4.1% OF TOTAL INVESTMENTS)

          655   Massachusetts Development Finance Authority,                          7/11 at 102.00        BBB-            713,701
                 First Mortgage Revenue Bonds, Berkshire Retirement
                 Community - Edgecombe Project, Series 2001A,
                 6.750%, 7/01/21

        1,000   Massachusetts Development Finance Authority,                          3/12 at 105.00         AAA          1,121,240
                 GNMA Collateralized Assisted Living Facility Revenue
                 Bonds, Arbors at Chicopee, Series 2001A, 6.250%, 9/20/42
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,655   Total Long-Term Care                                                                                      1,834,941
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 29.4% (19.7% OF TOTAL INVESTMENTS)

          310   Ashland, Massachusetts, General Obligation Bonds,                     5/15 at 100.00         Aaa            343,551
                 Series 2004, 5.250%, 5/15/23 - AMBAC Insured

        1,000   Boston, Massachusetts, General Obligation Bonds,                      2/11 at 100.00         Aa1          1,053,110
                 Series 2001A, 5.000%, 2/01/20

        2,000   Brookline, Massachusetts, General Obligation Bonds,                   4/10 at 101.00         Aaa          2,129,940
                 Series 2000, 5.375%, 4/01/17

          500   East Longmeadow, Massachusetts, General Obligation Bonds,             8/11 at 101.00         Aaa            535,920
                 Series 2001, 5.000%, 8/01/14 - AMBAC Insured

          440   Fall River, Massachusetts, General Obligation Bonds,                  2/13 at 101.00         AAA            473,898
                 Series 2003, 5.000%, 2/01/21 - FSA Insured

        1,675   Lawrence, Massachusetts, General Obligation Bonds,                    2/11 at 100.00         Aaa          1,753,725
                 Series 2001, 5.000%, 2/01/21 - AMBAC Insured

          750   Massachusetts, General Obligation Bonds, Consolidated                   No Opt. Call          AA            872,700
                 Loan, Series 2002D, 5.500%, 8/01/19

          500   Norwell, Massachusetts, General Obligation Bonds,                       No Opt. Call         AAA            565,975
                 Series 2003, 5.000%, 11/15/20 - FGIC Insured

                Springfield, Massachusetts, General Obligation Bonds,
                Series 2003:
          500    5.250%, 1/15/15 - MBIA Insured                                       1/13 at 100.00         AAA            546,115
          500    5.250%, 1/15/23 - MBIA Insured                                       1/13 at 100.00         AAA            542,675

------------------------------------------------------------------------------------------------------------------------------------
        8,175   Total Tax Obligation/General                                                                              8,817,609
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.0% (10.7% OF TOTAL INVESTMENTS)

          395   Martha's Vineyard Land Bank, Massachusetts, Revenue                   5/14 at 100.00         AAA            423,404
                 Bonds, Series 2004, 5.000%, 5/01/26 - AMBAC Insured

          210   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA            220,758
                 Bonds, Series 2000A, 5.250%, 7/01/30


                                       43

                        Nuveen Massachusetts Dividend Advantage Municipal Fund (NMB) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         450   Massachusetts Bay Transportation Authority, Assessment                7/15 at 100.00         AAA     $      490,608
                 Bonds, Series 2005A, 5.000%, 7/01/18

          385   Massachusetts Bay Transportation Authority, Senior Lien                 No Opt. Call         AAA            444,948
                 Sales Tax Revenue Refunding Bonds, Series 2004C,
                 5.250%, 7/01/21

          230   Massachusetts College Building Authority, Project Revenue             5/14 at 100.00         AAA            247,567
                 Bonds, Series 2004A, 5.000%, 5/01/19 - MBIA Insured

          250   Massachusetts College Building Authority, Project Revenue             5/16 at 100.00         AAA            269,963
                 Bonds, Series 2006A, 5.000%, 5/01/31 - AMBAC Insured

          500   Massachusetts School Building Authority, Dedicated Sales              8/15 at 100.00         AAA            543,135
                 Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 -
                 FSA Insured

          230   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            258,370
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

        1,250   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa          1,355,225
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured

          500   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00        BBB+            550,135
                 Taxes Loan Note, Series 1999A, 6.375%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
        4,400   Total Tax Obligation/Limited                                                                              4,804,113
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 6.3% (4.2% OF TOTAL INVESTMENTS)

          800   Massachusetts Port Authority, Revenue Bonds,                          7/15 at 100.00         AAA            862,752
                 Series 2005A, 5.000%, 7/01/23 - AMBAC Insured

        1,000   Massachusetts Port Authority, Special Facilities Revenue              7/07 at 102.00         AAA          1,029,080
                 Bonds, BOSFUEL Corporation, Series 1997,
                 5.500%, 7/01/18 - MBIA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,800   Total Transportation                                                                                      1,891,832
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 7.7% (5.2% OF TOTAL INVESTMENTS) (4)

          500   Massachusetts, General Obligation Bonds, Consolidated                 8/14 at 100.00      AA (4)            546,595
                 Loan, Series 2004B, 5.000%, 8/01/24 (Pre-refunded 8/01/14)

          750   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA            828,000
                 Bonds, Series 2004, 5.250%, 1/01/25 (Pre-refunded 1/01/14) -
                 FGIC Insured

          600   University of Massachusetts Building Authority, Senior Lien          11/13 at 100.00         AAA            662,658
                 Project Revenue Bonds, Series 2003-1, 5.250%, 11/01/18
                 (Pre-refunded 11/01/13) - AMBAC Insured

          250   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA            279,018
                 Project Revenue Bonds, Series 2004-1, 5.250%, 11/01/24
                 (Pre-refunded 11/01/14) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,100   Total U.S. Guaranteed                                                                                     2,316,271
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.6% (3.8% OF TOTAL INVESTMENTS)

        1,070   Massachusetts Development Finance Agency, Resource                    1/12 at 101.00         AAA          1,171,982
                 Recovery Revenue Bonds, SEMass System, Series 2001A,
                 5.625%, 1/01/14 - MBIA Insured

          500   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB            520,480
                 Revenue Refunding Bonds, Ogden Haverhill Project,
                 Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,570   Total Utilities                                                                                           1,692,462
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 13.9% (9.3% OF TOTAL INVESTMENTS)

          530   Boston Water and Sewerage Commission, Massachusetts,                 11/14 at 100.00          AA            569,188
                 General Revenue Bonds, Senior Series 2004A,
                 5.000%, 11/01/25

          125   Guam Government Waterworks Authority, Water and                       7/15 at 100.00         Ba2            138,179
                 Wastewater System Revenue Bonds, Series 2005,
                 6.000%, 7/01/25

          500   Massachusetts Water Pollution Abatement Trust,                        8/15 at 100.00         AAA            508,780
                 Pooled Loan Program Bonds, Series 11, 4.500%, 8/01/29

          400   Massachusetts Water Pollution Abatement Trust,                        8/16 at 100.00         AAA            402,112
                 Pooled Loan Program Bonds, Series 12, 4.375%, 8/01/31
                 (WI/DD, Settling 12/14/06)

          500   Massachusetts Water Pollution Abatement Trust, Revenue                8/12 at 100.00         AAA            540,210
                 Bonds, MWRA Loan Program, Series 2002A, 5.250%, 8/01/20


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,405   Massachusetts Water Pollution Abatement Trust, Revenue                8/09 at 101.00         AAA     $    1,491,703
                 Bonds, MWRA Loan Program, Subordinate Series 1999A,
                 5.750%, 8/01/29

          250   Massachusetts Water Resources Authority, General Revenue              8/17 at 100.00         AAA            272,548
                 Bonds, Series 2005A, 5.000%, 8/01/28 - MBIA Insured

          250   Massachusetts Water Resources Authority, General Revenue              8/16 at 100.00          AA            233,253
                 Bonds, Series 2006A, 4.000%, 8/01/46
------------------------------------------------------------------------------------------------------------------------------------
        3,960   Total Water and Sewer                                                                                     4,155,973
------------------------------------------------------------------------------------------------------------------------------------
$      41,610   Total Investments (cost $42,481,294) - 149.3%                                                            44,716,126
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                        242,222
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.1)%                                                        (15,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   29,958,348
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 15.0% (10.1% OF TOTAL INVESTMENTS)

$         500   Massachusetts Development Finance Authority, Revenue                  7/13 at 101.00        BBB+     $      567,950
                 Bonds, Massachusetts College of Pharmacy and Allied
                 Health Sciences, Series 2003C, 6.375%, 7/01/23

        1,250   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00          A1          1,310,812
                 Bonds, Middlesex School, Series 2003, 5.000%, 9/01/33

        2,500   Massachusetts Health and Educational Facilities Authority,            6/13 at 100.00         AA-          2,653,475
                 Revenue Bonds, Boston College, Series 2003N,
                 5.125%, 6/01/37

        1,500   Massachusetts Health and Educational Facilities Authority,           11/12 at 100.00         AAA          1,587,240
                 Revenue Bonds, Worcester State College, Series 2002,
                 5.000%, 11/01/32 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,750   Total Education and Civic Organizations                                                                   6,119,477
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 8.9% (6.0% OF TOTAL INVESTMENTS)

          500   Massachusetts Health and Educational Facilities Authority,            7/08 at 102.00         AAA            518,210
                 Revenue Bonds, CareGroup Inc., Series 1998A,
                 5.000%, 7/01/25 - MBIA Insured

          200   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00        BBB-            209,416
                 Revenue Bonds, Milton Hospital Project, Series 2005D,
                 5.250%, 7/01/30

        2,500   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,636,500
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

          250   Massachusetts Health and Educational Facilities Authority,            7/15 at 100.00         BBB            258,002
                 Revenue Bonds, UMass Memorial Health Care,
                 Series 2005D, 5.000%, 7/01/33

------------------------------------------------------------------------------------------------------------------------------------
        3,450   Total Health Care                                                                                         3,622,128
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 8.3% (5.5% OF TOTAL INVESTMENTS)

        2,000   Massachusetts Housing Finance Agency, Housing Bonds,                 12/12 at 100.00         AA-          2,054,520
                 Series 2003H, 5.125%, 6/01/43

        1,265   Massachusetts Housing Finance Agency, Rental Housing                  7/12 at 100.00         AAA          1,306,176
                 Mortgage Revenue Bonds, Series 2002H, 5.200%, 7/01/42 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        3,265   Total Housing/Multifamily                                                                                 3,360,696
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.9% (3.3% OF TOTAL INVESTMENTS)

        1,750   Massachusetts Development Finance Authority,                         12/12 at 105.00         AAA          1,980,790
                 GNMA Collateralized Revenue Bonds, Neville Communities,
                 Series 2002A, 6.000%, 6/20/44
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 34.8% (23.3% OF TOTAL INVESTMENTS)

        1,280   Littleton, Massachusetts, General Obligation Bonds,                   1/13 at 101.00         AAA          1,378,074
                 Series 2003, 5.000%, 1/15/21 - FGIC Insured

        1,000   Malden, Massachusetts, General Obligation Bonds,                        No Opt. Call         AAA          1,111,090
                 Series 2005, 5.000%, 8/01/16 - FGIC Insured

        3,000   Massachusetts, General Obligation Bonds, Consolidated                   No Opt. Call         AAA          3,469,051
                 Loan, Series 2004B, 5.250%, 8/01/21 - FSA Insured

        1,025   Maynard, Massachusetts, General Obligation Bonds,                     2/13 at 101.00         Aaa          1,137,350
                 Series 2003, 5.500%, 2/01/19 - MBIA Insured

        1,705   North Attleborough, Massachusetts, General Obligation                 7/14 at 101.00         Aaa          1,877,529
                 Bonds, Series 2004, 5.000%, 7/15/15 - FGIC Insured

        1,500   Pittsfield, Massachusetts, General Obligation Bonds,                  4/12 at 101.00         AAA          1,607,655
                 Series 2002, 5.000%, 4/15/18 - MBIA Insured

        3,000   Springfield, Massachusetts, General Obligation Bonds,                 1/13 at 100.00         AAA          3,256,050
                 Series 2003, 5.250%, 1/15/22 - MBIA Insured

          300   Woburn, Massachusetts, General Obligation Bonds,                     11/15 at 100.00         Aaa            328,209
                 Series 2005, 5.000%, 11/15/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       12,810   Total Tax Obligation/General                                                                             14,165,008
------------------------------------------------------------------------------------------------------------------------------------


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 25.1% (16.8% OF TOTAL INVESTMENTS)

$       3,000   Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds,            5/13 at 100.00         AAA     $    3,185,730
                 Series 2002, 5.000%, 5/01/32 - AMBAC Insured

        2,790   Massachusetts College Building Authority, Project Revenue             5/13 at 100.00         AAA          3,002,821
                 Refunding Bonds, Series 2003A, 5.250%, 5/01/22 -
                 XLCA Insured

                Massachusetts Development Finance Authority, Revenue
                Bonds, 100 Cambridge Street Redevelopment,
                M/SRBC Project, Series 2002A:
        1,475    5.125%, 8/01/28 - MBIA Insured                                       2/12 at 100.00         AAA          1,558,780
        1,500    5.125%, 2/01/34 - MBIA Insured                                       2/12 at 100.00         AAA          1,585,200

          500   Massachusetts School Building Authority, Dedicated Sales              8/15 at 100.00         AAA            543,135
                 Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/20 -
                 FSA Insured

          300   Massachusetts, Special Obligation Dedicated Tax Revenue                 No Opt. Call         AAA            337,005
                 Bonds, Series 2005, 5.000%, 1/01/20 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,565   Total Tax Obligation/Limited                                                                             10,212,671
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,000   Massachusetts Port Authority, Revenue Bonds, Series 2003A,            7/13 at 100.00         AAA          1,063,320
                 5.000%, 7/01/33 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 30.1% (20.1% OF TOTAL INVESTMENTS) (4)

        3,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          3,222,510
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 (Pre-refunded 7/01/12) - FGIC Insured

          780   Massachusetts Port Authority, Revenue Bonds, Series 1982,             1/07 at 100.00         AAA          1,040,107
                 13.000%, 7/01/13 (ETM)

        2,000   Massachusetts, General Obligation Bonds, Consolidated Loan,          11/11 at 100.00         AAA          2,128,400
                 Series 2001D, 5.000%, 11/01/20 (Pre-refunded 11/01/11) -
                 MBIA Insured

        2,145   Massachusetts, General Obligation Bonds, Consolidated Loan,           1/13 at 100.00         AAA          2,339,895
                 Series 2003A, 5.250%, 1/01/18 (Pre-refunded 1/01/13) -
                 AMBAC Insured

        1,000   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA          1,104,000
                 Bonds, Series 2004, 5.250%, 1/01/21 (Pre-refunded 1/01/14) -
                 FGIC Insured

        2,140   University of Massachusetts Building Authority, Senior Lien          11/14 at 100.00         AAA          2,406,708
                 Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/21
                 (Pre-refunded 11/01/14) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       11,065   Total U.S. Guaranteed                                                                                    12,241,620
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 5.2% (3.5% OF TOTAL INVESTMENTS)

        1,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          1,591,560
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

          500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA            536,315
                 Series 2002II, 5.125%, 7/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Utilities                                                                                           2,127,875
------------------------------------------------------------------------------------------------------------------------------------


                                       47

                        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 13.5% (9.0% OF TOTAL INVESTMENTS)

$       1,900   Lynn Water and Sewer Commission, Massachusetts, General              12/13 at 100.00         AAA     $    2,026,996
                 Revenue Bonds, Series 2003A, 5.000%, 12/01/32 -
                 MBIA Insured

          600   Massachusetts Water Pollution Abatement Trust, Pooled                 8/16 at 100.00         AAA            603,168
                 Loan Program Bonds, Series 12, 4.375%, 8/01/31
                 (WI/DD, Settling 12/14/06)

        1,000   Massachusetts Water Resources Authority, General Revenue                No Opt. Call         AAA          1,147,400
                 Bonds, Series 2002J, 5.250%, 8/01/19 - FSA Insured

        1,000   Massachusetts Water Resources Authority, General Revenue              8/13 at 100.00         AAA          1,066,420
                 Bonds, Series 2004D, 5.000%, 8/01/24 - MBIA Insured

          125   Massachusetts Water Resources Authority, General Revenue              8/16 at 100.00          AA            116,626
                 Bonds, Series 2006A, 4.000%, 8/01/46

          495   Springfield Water and Sewerage Commission,                            7/14 at 100.00         AAA            538,065
                 Massachusetts, General Revenue Bonds, Series 2003A,
                 5.000%, 7/01/16 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        5,120   Total Water and Sewer                                                                                     5,498,675
------------------------------------------------------------------------------------------------------------------------------------
$      55,775   Total Long-Term Investments (cost $57,309,038) - 148.4%                                                  60,392,260
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.0% (0.7% OF TOTAL INVESTMENTS)

          400   Puerto Rico Government Development Bank, Adjustable                                         A-1+            400,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.290%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$         400   Total Short-Term Investments (cost $400,000)                                                                400,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $57,709,038) - 149.4%                                                            60,792,260
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                        396,796
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.4)%                                                        (20,500,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   40,689,056
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Missouri Premium Income Municipal Fund (NOM)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 3.3% (2.3% OF TOTAL INVESTMENTS)

$       1,000   Missouri Development Finance Board, Solid Waste Disposal                No Opt. Call         AA-     $    1,147,710
                 Revenue Bonds, Procter and Gamble Inc., Series 1999,
                 5.200%, 3/15/29 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 4.7% (3.2% OF TOTAL INVESTMENTS)

          625   Missouri Health and Educational Facilities Authority,                 6/10 at 100.00        Baa2            671,288
                 Revenue Bonds, Maryville University of St. Louis,
                 Series 2000, 6.750%, 6/15/30

          500   Missouri Health and Educational Facilities Authority,                 2/08 at 101.00          A3            514,545
                 Revenue Bonds, St. Louis Priory School, Series 2000,
                 5.650%, 2/01/25

          365   Missouri Health and Educational Facilities Authority,                 4/11 at 100.00         Aaa            392,061
                 Revenue Bonds, Webster University, Series 2001,
                 5.500%, 4/01/18 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,490   Total Education and Civic Organizations                                                                   1,577,894
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.2% (10.4% OF TOTAL INVESTMENTS)

          750   Joplin Industrial Development Authority, Missouri,                    2/15 at 102.00        BBB+            816,495
                 Health Facilities Revenue Bonds, Freeman Health System,
                 Series 2004, 5.500%, 2/15/29

                Missouri Health and Educational Facilities Authority,
                Revenue Bonds, BJC Health System, Series 2003:
        1,500    5.125%, 5/15/25                                                      5/13 at 100.00          AA          1,585,125
        1,155    5.250%, 5/15/32                                                      5/13 at 100.00          AA          1,232,235

          425   Missouri Health and Educational Facilities Authority,                 2/07 at 101.00        BBB+            434,244
                 Revenue Bonds, Lake Regional Health System,
                 Series 1996, 6.500%, 2/15/21

          500   Missouri Health and Educational Facilities Authority,                 2/14 at 100.00        BBB+            541,025
                 Revenue Bonds, Lake Regional Health System,
                 Series 2003, 5.700%, 2/15/34

          500   Missouri Health and Educational Facilities Authority,                 6/11 at 101.00         AAA            529,810
                 Revenue Bonds, St. Luke's Health System, Series 2001,
                 5.250%, 12/01/26 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,830   Total Health Care                                                                                         5,138,934
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 6.7% (4.6% OF TOTAL INVESTMENTS)

          550   Missouri Housing Development Commission, Multifamily                 12/11 at 100.00          AA            577,511
                 Housing Revenue Bonds, Series 2001II, 5.250%, 12/01/16

          500   St. Charles County Industrial Development Authority,                  4/08 at 102.00         AAA            513,355
                 Missouri, FHA-Insured Multifamily Housing Revenue Bonds,
                 Ashwood Apartments, Series 1998A, 5.600%, 4/01/30 -
                 FSA Insured (Alternative Minimum Tax)

          545   St. Louis County Industrial Development Authority,                    4/07 at 102.00         AAA            559,590
                 Missouri, GNMA Collateralized Multifamily Housing
                 Revenue Refunding Bonds, South Summit Apartments,
                 Series 1997A, 5.950%, 4/20/17

          600   St. Louis County Industrial Development Authority,                    4/07 at 102.00         AAA            615,936
                 Missouri, GNMA Collateralized Multifamily Housing
                 Revenue Refunding Bonds, South Summit Apartments,
                 Series 1997B, 6.000%, 10/20/15 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,195   Total Housing/Multifamily                                                                                 2,266,392
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.1% (2.2% OF TOTAL INVESTMENTS)

           60   Missouri Housing Development Commission,                              3/07 at 104.00         AAA             60,932
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 1995C, 7.250%, 9/01/26
                 (Alternative Minimum Tax)

           65   Missouri Housing Development Commission,                              3/07 at 105.00         AAA             66,118
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 1996B, 7.550%, 9/01/27
                 (Alternative Minimum Tax)

          120   Missouri Housing Development Commission,                              3/10 at 100.00         AAA            122,495
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 2000B-1, 6.250%, 3/01/31
                 (Alternative Minimum Tax)


                                       49

                        Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$         750   Missouri Housing Development Commission,                              3/16 at 104.50         AAA     $      818,723
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 2006E-1, 5.600%, 3/01/37
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
          995   Total Housing/Single Family                                                                               1,068,268
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 5.7% (3.9% OF TOTAL INVESTMENTS)

        1,750   Cole County Industrial Development Authority, Missouri,               2/14 at 100.00         N/R          1,870,365
                 Revenue Bonds, Lutheran Senior Services - Heisinger
                 Project, Series 2004, 5.500%, 2/01/35

           50   Lees Summit Industrial Development Authority, Missouri,               8/09 at 101.00         N/R             52,706
                 Health Facilities Revenue Bonds, John Knox Village,
                 Series 1999, 6.000%, 8/15/17

------------------------------------------------------------------------------------------------------------------------------------
        1,800   Total Long-Term Care                                                                                      1,923,071
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.3% (1.7% OF TOTAL INVESTMENTS)

          750   Sugar Creek, Missouri, Industrial Development                         6/13 at 101.00         BBB            801,720
                 Revenue Bonds, Lafarge North America Inc.,
                 Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 30.6% (21.0% OF TOTAL INVESTMENTS)

          300   Branson Reorganized School District R-4, Taney County,                3/15 at 100.00         AAA            322,530
                 Missouri, General Obligation Bonds, Series 2005,
                 5.000%, 3/01/25 - FSA Insured

        1,500   Camdenton Reorganized School District R3, Camden County,                No Opt. Call         AAA          1,652,190
                 Missouri, General Obligation Bonds, Series 2005,
                 5.250%, 3/01/24 - FSA Insured

          500   Jackson County School District R-7, Lees Summit, Missouri,            3/12 at 100.00         AAA            537,525
                 General Obligation Refunding and Improvement Bonds,
                 Series 2002, 5.250%, 3/01/18 - FSA Insured

        1,630   North Kansas City School District, Missouri, General                  3/13 at 100.00         AA+          1,732,266
                 Obligation Bonds, Series 2003A, 5.000%, 3/01/23

        1,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          1,179,660
                 Bonds, Series 2001A, 5.500%, 7/01/20 - MBIA Insured

        2,020   Ritenour Consolidated School District, St. Louis County,                No Opt. Call         AAA          2,327,545
                 Missouri, General Obligation Bonds, Series 1995,
                 7.375%, 2/01/12 - FGIC Insured

          785   St. Charles County Francis Howell School District, Missouri,            No Opt. Call         AAA            808,589
                 General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured

        1,405   St. Louis Board of Education, Missouri, General Obligation            4/13 at 100.00         AAA          1,508,492
                 Refunding Bonds, Series 2003A, 5.000%, 4/01/19 -
                 FSA Insured

          270   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA            295,493
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/20 -
                 FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        9,410   Total Tax Obligation/General                                                                             10,364,290
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.0% (19.2% OF TOTAL INVESTMENTS)

          600   Chesterfield, Missouri, Certificates of Participation,               12/15 at 100.00         Aaa            645,222
                 Series 2005, 5.000%, 12/01/24 - FGIC Insured

           80   Cottleville, Missouri, Certificates of Participation,                 8/14 at 100.00         N/R             82,514
                 Series 2006, 5.250%, 8/01/31

          530   Fenton, Missouri, Tax Increment Revenue Bonds,                        4/14 at 100.00         N/R            540,123
                 Gravois Bluffs Redevelopment Project, Series 2006,
                 4.500%, 4/01/21

          315   Fulton, Missouri, Tax Increment Revenue Bonds, Fulton                 6/16 at 100.00         N/R            313,151
                 Commons Redevelopment Project, Series 2006,
                 5.000%, 6/01/28

          475   Kansas City Tax Increment Financing District, Missouri,               6/14 at 102.00         N/R            490,865
                 Tax Increment Revenue Bonds, Briarcliff West Project,
                 Series 2006A, 5.400%, 6/01/24

          415   Missouri Development Finance Board, Independence,                     3/16 at 100.00          A+            438,091
                 Infrastructure Facilities Revenue Bonds, Crackerneck Creek
                 Project, Series 2006C, 5.000%, 3/01/28

          360   Missouri Development Finance Board, Infrastructure Facilities         6/15 at 100.00        BBB+            373,759
                 Revenue Bonds, Branson Landing Project, Series 2005A,
                 5.000%, 6/01/35

          450   Monarch-Chesterfield Levee District, St. Louis County,                3/10 at 101.00         AAA            483,210
                 Missouri, Levee District Improvement Bonds, Series 1999,
                 5.750%, 3/01/19 - MBIA Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,135   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA     $    1,457,442
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 -
                 AGC Insured

          600   Riverside, Missouri, L-385 Levee Redevelopment Plan Tax               5/15 at 100.00         BBB            626,736
                 Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20

        1,380   Springfield Center City Development Corporation, Missouri,           11/11 at 100.00         Aaa          1,451,732
                 Lease Revenue Bonds, Jordan Valley Park Parking Garage,
                 Series 2002D, 5.000%, 11/01/22 - AMBAC Insured

        2,000   Springfield Public Building Corporation, Missouri, Lease              6/10 at 100.00         AAA          2,165,820
                 Revenue Bonds, Jordan Valley Park Projects, Series 2000A,
                 6.125%, 6/01/21 - AMBAC Insured

          400   St. Joseph Industrial Development Authority, Missouri, Tax           11/14 at 100.00         N/R            411,480
                 Increment Bonds, Shoppes at North Village Project,
                 Series 2005A, 5.500%, 11/01/27

------------------------------------------------------------------------------------------------------------------------------------
        8,740   Total Tax Obligation/Limited                                                                              9,480,145
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.7% (3.2% OF TOTAL INVESTMENTS)

          500   Kansas City, Missouri, Passenger Facility Charge Revenue              4/11 at 101.00         AAA            521,470
                 Bonds, Kansas City International Airport, Series 2001,
                 5.000%, 4/01/23 - AMBAC Insured (Alternative Minimum Tax)

        1,000   St. Louis Land Clearance Redevelopment Authority, Missouri,           9/09 at 102.00         N/R          1,059,820
                 Revenue Refunding and Improvement Bonds, LCRA Parking
                 Facilities, Series 1999C, 7.000%, 9/01/19

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Transportation                                                                                      1,581,290
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 32.3% (22.2% OF TOTAL INVESTMENTS) (4)

          685   Fenton, Missouri, Tax Increment Refunding and Improvement            10/12 at 100.00     N/R (4)            775,660
                 Revenue Bonds, Gravois Bluffs Redevelopment Project,
                 Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)

          750   Howard Bend Levee District, St. Louis County, Missouri,               3/09 at 101.00     N/R (4)            793,830
                 Levee District Improvement Bonds, Series 1999,
                 5.850%, 3/01/19 (Pre-refunded 3/01/09)

        1,800   Johnson County, Missouri, Hospital Revenue Bonds, Western             6/10 at 100.00      AA (4)          1,942,524
                 Missouri Medical Center, Series 2000, 6.000%, 6/01/20
                 (Pre-refunded 6/01/10) - RAAI Insured

        2,500   Missouri Health and Educational Facilities Authority, Revenue         6/11 at 101.00         AAA          2,694,050
                 Bonds, SSM Healthcare System, Series 2001A,
                 5.250%, 6/01/28 (Pre-refunded 6/01/11) - AMBAC Insured

        1,000   Missouri Health and Educational Facilities Authority, Revenue        12/10 at 101.00       A (4)          1,106,440
                 Bonds, St. Anthony's Medical Center, Series 2000,
                 6.250%, 12/01/30 (Pre-refunded 12/01/10)

          750   St. Louis County Pattonville School District R3, Missouri,            3/10 at 101.00         AAA            807,750
                 General Obligation Bonds, Series 2000, 5.750%, 3/01/17
                 (Pre-refunded 3/01/10) - FGIC Insured

           80   St. Louis County Pattonville School District R3, Missouri,            3/14 at 100.00         AAA             88,544
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/20
                 (Pre-refunded 3/01/14) - FSA Insured

          500   St. Louis County, Missouri, GNMA Collateralized Mortgage                No Opt. Call         AAA            566,405
                 Revenue Bonds, Series 1993D, 5.650%, 7/01/20 (Alternative
                 Minimum Tax) (ETM)

        1,000   St. Louis Municipal Finance Corporation, Missouri, Leasehold          2/12 at 100.00         Aaa          1,101,970
                 Revenue Bonds, Carnahan Courthouse, Series 2002A,
                 5.750%, 2/15/16 (Pre-refunded 2/15/12) - FGIC Insured

          950   Texas County, Missouri, Hospital Revenue Bonds, Texas                 6/10 at 100.00     N/R (4)          1,060,466
                 County Memorial Hospital, Series 2000, 7.250%, 6/15/25
                 (Pre-refunded 6/15/10)

------------------------------------------------------------------------------------------------------------------------------------
       10,015   Total U.S. Guaranteed                                                                                    10,937,639
------------------------------------------------------------------------------------------------------------------------------------


                                       51

                        Nuveen Missouri Premium Income Municipal Fund (NOM) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.4% (4.4% OF TOTAL INVESTMENTS)

$         640   Metropolitan St. Louis Sewerage District, Missouri, Revenue           5/14 at 100.00         AAA     $      689,875
                 Bonds, Wastewater System, Series 2004A,
                 5.000%, 5/01/20 - MBIA Insured

        1,000   Missouri Environmental Improvement and Energy Resources               1/13 at 100.00         Aaa          1,077,840
                 Authority, Water Pollution Control and Drinking Water
                 Revenue Bonds, Series 2003B, 5.125%, 1/01/21

          350   Missouri Environmental Improvement and Energy Resources                 No Opt. Call         Aaa            401,072
                 Authority, Water Pollution Control Revenue Bonds, State
                 Revolving Fund Program - Kansas City Project, Series 1997C,
                 6.750%, 1/01/12
------------------------------------------------------------------------------------------------------------------------------------
        1,990   Total Water and Sewer                                                                                     2,168,787
------------------------------------------------------------------------------------------------------------------------------------
$      44,715   Total Long-Term Investments (cost $45,538,249) - 143.0%                                                  48,456,140
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 2.3% (1.7% OF TOTAL INVESTMENTS)

          800   Puerto Rico Government Development Bank, Adjustable                                         A-1+            800,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.290%, 12/01/15 - MBIA Insured (5)
------------------------------------------------------------------------------------------------------------------------------------
$         800   Total Short-Term Investments (cost $800,000)                                                                800,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $46,338,249) - 145.3%                                                            49,256,140
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                        647,428
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.2)%                                                        (16,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   33,903,568
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                           ASSETS AND LIABILITIES November 30, 2006 (Unaudited)
                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $112,096,385, $54,937,556,
   $49,788,724 and $92,444,055, respectively)                      $116,936,552      $57,706,355       $52,548,737      $95,879,342
Cash                                                                    777,248          183,278           331,235               --
Receivables:
   Interest                                                           1,656,718          746,360           633,216        1,288,122
   Investments sold                                                          --               --                --               --
   Variation margin on futures contracts                                 14,438           10,313             5,500            8,250
Other assets                                                              9,605            3,160             4,832              843
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  119,394,561       58,649,466        53,523,520       97,176,557
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                               --               --                --           74,557
Payable for investments purchased                                     1,171,379               --           532,445          958,401
Accrued expenses:
   Management fees                                                       61,340           18,455            14,515           24,751
   Other                                                                 22,940           18,212            14,743           23,379
Preferred share dividends payable                                        23,793            3,206             1,342            9,816
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               1,279,452           39,873           563,045        1,090,904
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               38,300,000       19,500,000        17,500,000       32,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 79,815,109      $39,109,593       $35,460,475      $64,085,653
====================================================================================================================================
Common shares outstanding                                             5,358,793        2,573,528         2,313,264        4,359,370
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.89      $     15.20       $     15.33      $     14.70
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     53,588      $    25,735       $    23,133      $    43,594
Paid-in surplus                                                      74,452,638       36,501,481        32,753,015       61,520,567
Undistributed (Over-distribution of) net investment income               (4,604)         (17,279)          (12,242)        (155,032)
Accumulated net realized gain (loss) from investments
   and derivative transactions                                          458,008         (178,707)          (68,842)        (766,508)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        4,855,479        2,778,363         2,765,411        3,443,032
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 79,815,109      $39,109,593       $35,460,475      $64,085,653
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                           ASSETS AND LIABILITIES November 30, 2006 (Unaudited) (continued)
                                                                                                           INSURED
                                                                  MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                        PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                         INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                          (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $99,669,256, $42,481,294,
   $57,709,038 and $46,338,249, respectively)                      $104,918,898      $44,716,126       $60,792,260      $49,256,140
Cash                                                                         --               --           120,881               --
Receivables:
   Interest                                                           1,537,638          704,025           904,180          775,354
   Investments sold                                                      50,000               --                --               --
   Variation margin on futures contracts                                     --               --                --               --
Other assets                                                              7,600            3,072             1,532            8,194
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  106,514,136       45,423,223        61,818,853       50,039,688
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           47,052           36,837                --           91,520
Payable for investments purchased                                       991,750          396,700           595,050               --
Accrued expenses:
   Management fees                                                       54,699           14,147            15,749           25,935
   Other                                                                 18,944           14,438            17,144           10,076
Preferred share dividends payable                                        21,053            2,753             1,854            8,589
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               1,133,498          464,875           629,797          136,120
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               34,000,000       15,000,000        20,500,000       16,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 71,380,638      $29,958,348       $40,689,056      $33,903,568
====================================================================================================================================
Common shares outstanding                                             4,762,396        1,957,034         2,722,095        2,296,314
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                           $      14.99      $     15.31       $     14.95      $     14.76
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $     47,624      $    19,570       $    27,221      $    22,963
Paid-in surplus                                                      66,129,816       27,708,755        38,358,609       30,774,764
Undistributed (Over-distribution of) net investment income              (44,192)           9,690           (87,269)          24,504
Accumulated net realized gain (loss) from investments
   and derivative transactions                                           (2,252)         (14,499)         (692,727)         163,446
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                                        5,249,642        2,234,832         3,083,222        2,917,891
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $ 71,380,638      $29,958,348       $40,689,056      $33,903,568
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2006 (Unaudited)
                                                                    CONNECTICUT      CONNECTICUT       CONNECTICUT      CONNECTICUT
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NTC)            (NFC)             (NGK)            (NGO)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $2,700,712       $1,356,065        $1,203,991       $2,098,716
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         371,347          184,339           166,574          301,728
Preferred shares -- auction fees                                         48,006           24,441            21,934           40,110
Preferred shares -- dividend disbursing agent fees                        5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           6,011              843               674              534
Custodian's fees and expenses                                            18,406           14,026            14,919           19,030
Trustees' fees and expenses                                               1,769              864               712            1,204
Professional fees                                                         6,891            5,846             5,747            6,385
Shareholders' reports -- printing and mailing expenses                    9,304            5,261             6,067           10,367
Stock exchange listing fees                                               4,957              110                99              186
Investor relations expense                                                8,032            3,782             3,475            6,213
Other expenses                                                            6,888            7,602             6,770            6,960
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    486,625          252,128           231,985          397,731
   Custodian fee credit                                                 (10,615)          (4,832)           (2,520)          (6,307)
   Expense reimbursement                                                     --          (72,377)          (78,483)        (151,639)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            476,010          174,919           150,982          239,785
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,224,702        1,181,146         1,053,009        1,858,931
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                45,333           71,866            50,831         (171,279)
Net realized gain (loss) from forward swaps                                  --               --                --               --
Net realized gain (loss) from futures                                   121,700           49,390            32,870           39,444
Change in net unrealized appreciation (depreciation) of investments   2,445,647        1,072,237         1,052,094        2,413,425
Change in net unrealized appreciation (depreciation) of forward swaps        --               --                --               --
Change in net unrealized appreciation (depreciation) of futures          15,312            9,564             5,398            7,745
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               2,627,992        1,203,057         1,141,193        2,289,335
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (563,654)        (274,488)         (246,034)        (476,167)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (563,654)        (274,488)         (246,034)        (476,167)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $4,289,040       $2,109,715        $1,948,168       $3,672,099
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2006 (Unaudited) (continued)
                                                                                                           INSURED
                                                                  MASSACHUSETTS    MASSACHUSETTS     MASSACHUSETTS         MISSOURI
                                                                        PREMIUM         DIVIDEND          TAX-FREE          PREMIUM
                                                                         INCOME        ADVANTAGE         ADVANTAGE           INCOME
                                                                          (NMT)            (NMB)             (NGX)            (NOM)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $2,521,497       $1,051,282        $1,380,968       $1,245,578
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         330,586          141,275           191,946          157,127
Preferred shares -- auction fees                                         42,617           18,801            25,695           20,055
Preferred shares -- dividend disbursing agent fees                        5,014            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                           3,470              209               163            2,157
Custodian's fees and expenses                                            15,929           10,715            10,736           10,518
Trustees' fees and expenses                                               1,357              614               812              561
Professional fees                                                         6,722            5,641             5,851            5,615
Shareholders' reports -- printing and mailing expenses                    8,931            5,193             7,053            6,011
Stock exchange listing fees                                               4,955               83               116               97
Investor relations expense                                                7,131            2,870             3,928            3,477
Other expenses                                                            7,645            7,248             7,670            6,455
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    434,357          197,663           258,984          217,087
   Custodian fee credit                                                  (1,384)          (2,572)           (4,087)          (3,712)
   Expense reimbursement                                                     --          (55,469)          (96,466)              --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            432,973          139,622           158,431          213,375
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 2,088,524          911,660         1,222,537        1,032,203
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               (30,956)          (8,506)               --          158,394
Net realized gain (loss) from forward swaps                                  --               --            27,938               --
Net realized gain (loss) from futures                                        --               --                --               --
Change in net unrealized appreciation (depreciation) of investments   2,708,593        1,003,572         1,543,547          723,687
Change in net unrealized appreciation (depreciation) of forward swaps        --               --          (117,661)              --
Change in net unrealized appreciation (depreciation) of futures              --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               2,677,637          995,066         1,453,824          882,081
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                             (553,060)        (235,026)         (329,066)        (254,532)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                        (553,060)        (235,026)         (329,066)        (254,532)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares
   from operations                                                   $4,213,101       $1,671,700        $2,347,295       $1,659,752
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                           CONNECTICUT                        CONNECTICUT                       CONNECTICUT
                                       PREMIUM INCOME (NTC)             DIVIDEND ADVANTAGE (NFC)         DIVIDEND ADVANTAGE 2 (NGK)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS             YEAR        SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                        ENDED            ENDED             ENDED             ENDED            ENDED           ENDED
                                     11/30/06          5/31/06          11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,224,702      $ 4,510,683       $ 1,181,146       $ 2,376,879      $ 1,053,009     $ 2,100,792
Net realized gain (loss)
   from investments                    45,333        1,038,893            71,866           162,050           50,831         168,414
Net realized gain (loss) from
   forward swaps                           --               --                --           (31,610)              --         (54,360)
Net realized gain (loss)
   from futures                       121,700               --            49,390                --           32,870              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   2,445,647       (3,933,261)        1,072,237        (1,588,460)       1,052,094      (1,580,479)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --                --            33,381               --          74,208
Change in net unrealized
   appreciation (depreciation)
   of futures                          15,312               --             9,564                --            5,398              --
Distributions to
   Preferred Shareholders:
   From net investment income        (563,654)        (768,349)         (274,488)         (435,046)        (246,034)       (388,712)
   From accumulated net
      realized gains                       --         (136,473)               --                --               --         (21,427)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  4,289,040          711,493         2,109,715           517,194        1,948,168         298,436
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,752,326)      (3,998,729)         (956,861)       (2,175,963)        (860,330)     (1,906,258)
From accumulated net realized gains        --       (1,198,895)               --                --               --        (191,089)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,752,326)      (5,197,624)         (956,861)       (2,175,963)        (860,330)     (2,097,347)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          235,372            51,756            99,657           20,820          45,455
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions         --          235,372            51,756            99,657           20,820          45,455
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares                 2,536,714       (4,250,759)        1,204,610        (1,559,112)       1,108,658      (1,753,456)
Net assets applicable to
   Common shares at the
   beginning of period             77,278,395       81,529,154        37,904,983        39,464,095       34,351,817      36,105,273
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $79,815,109      $77,278,395       $39,109,593       $37,904,983      $35,460,475     $34,351,817
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $    (4,604)     $    86,674       $   (17,279)      $    32,924      $   (12,242)    $    41,113
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                           CONNECTICUT                   MASSACHUSETTS PREMIUM                  MASSACHUSETTS
                                    DIVIDEND ADVANTAGE 3 (NGO)               INCOME (NMT)                  DIVIDEND ADVANTAGE (NMB)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS             YEAR        SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                        ENDED            ENDED             ENDED             ENDED            ENDED           ENDED
                                     11/30/06          5/31/06          11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 1,858,931      $ 3,661,633       $ 2,088,524       $ 4,204,930       $  911,660     $ 1,857,558
Net realized gain (loss)
   from investments                  (171,279)         142,433           (30,956)          555,694           (8,506)        339,371
Net realized gain (loss) from
   forward swaps                           --         (181,623)               --                --               --         (71,318)
Net realized gain (loss)
   from futures                        39,444               --                --                --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   2,413,425       (2,545,916)        2,708,593        (2,946,941)       1,003,572      (1,392,484)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --          233,665                --                --               --          70,423
Change in net unrealized
   appreciation (depreciation)
   of futures                           7,745               --                --                --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income        (476,167)        (798,637)         (553,060)         (838,696)        (235,026)       (323,165)
   From accumulated net
   realized gains                          --               --                --           (21,978)              --         (37,056)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  3,672,099          511,555         4,213,101           953,009        1,671,700         443,329
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,412,435)      (3,135,629)       (1,642,561)       (3,856,188)        (745,354)     (1,664,118)
From accumulated net realized gains        --               --                --          (211,089)              --        (379,860)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,412,435)      (3,135,629)       (1,642,561)       (4,067,277)        (745,354)     (2,043,978)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions           --          125,585            33,603           243,110           27,767          65,523
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions         --          125,585            33,603           243,110           27,767          65,523
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares      2,259,664       (2,498,489)        2,604,143        (2,871,158)         954,113      (1,535,126)
Net assets applicable to
   Common shares at the
   beginning of period             61,825,989       64,324,478        68,776,495        71,647,653       29,004,235      30,539,361
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $64,085,653      $61,825,989       $71,380,638       $68,776,495      $29,958,348     $29,004,235
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $  (155,032)     $  (125,361)      $   (44,192)      $    62,905      $     9,690     $    78,410
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                         INSURED MASSACHUSETTS                MISSOURI PREMIUM
                                                                        TAX-FREE ADVANTAGE (NGX)                 INCOME (NOM)
                                                                     -----------------------------      ----------------------------
                                                                      SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                                                           ENDED             ENDED            ENDED           ENDED
                                                                        11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 1,222,537       $ 2,456,151      $ 1,032,203     $ 2,085,068
Net realized gain (loss) from investments                                     --           143,049          158,394          65,625
Net realized gain (loss) from
   forward swaps                                                          27,938          (256,863)              --              --
Net realized gain (loss) from futures                                         --                --               --              --
Change in net unrealized appreciation
   (depreciation) of investments                                       1,543,547        (1,806,995)         723,687      (1,267,962)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                      (117,661)          477,230               --              --
Change in net unrealized appreciation
   (depreciation) of futures                                                  --                --               --              --
Distributions to Preferred Shareholders:
   From net investment income                                           (329,066)         (544,231)        (254,532)       (388,654)
   From accumulated net realized gains                                        --                --               --         (26,592)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                     2,347,295           468,341        1,659,752         467,485
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                              (837,045)       (1,943,091)        (845,855)     (1,919,195)
From accumulated net realized gains                                           --                --               --        (220,543)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                               (837,045)       (1,943,091)        (845,855)     (2,139,738)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions                                              --            42,322          155,203         387,418
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from capital share transactions                                            --            42,322          155,203         387,418
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                         1,510,250        (1,432,428)         969,100      (1,284,835)
Net assets applicable to Common
   shares at the beginning of period                                  39,178,806        40,611,234       32,934,468      34,219,303
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                       $40,689,056       $39,178,806      $33,903,568     $32,934,468
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                     $   (87,269)      $  (143,695)     $    24,504     $    92,688
====================================================================================================================================

See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Connecticut Premium Income Municipal Fund (NTC), Nuveen Connecticut Dividend Advantage Municipal Fund (NFC), Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK), Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO), Nuveen Massachusetts Premium Income Municipal Fund (NMT), Nuveen Massachusetts Dividend Advantage Municipal Fund
(NMB), Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX) and Nuveen Missouri Premium Income Municipal Fund (NOM). Common shares of Connecticut Premium Income (NTC) and Massachusetts Premium Income (NMT) are traded on the New York Stock Exchange while Common shares of Connecticut Dividend Advantage (NFC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Dividend Advantage (NMB), Insured Massachusetts Tax-Free Advantage (NGX) and Missouri Premium Income (NOM) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, Connecticut Premium Income (NTC), Connecticut Dividend Advantage 2 (NGK), Connecticut Dividend Advantage 3 (NGO), Massachusetts Premium Income (NMT), Massachusetts Dividend Advantage (NMB) and Insured Massachusetts Tax-Free Advantage (NGX) had outstanding when-issued/delayed delivery purchase commitments of $1,171,379, $532,445, $958,401, $991,750, $396,700 and $595,050,
respectively. There were no such outstanding purchase commitments in Connecticut Dividend Advantage (NFC) or Missouri Premium Income (NOM).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, and in the case of Insured Massachusetts Tax-Free Advantage (NGX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding for each Fund is as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Number of shares:
   Series T                                                      --            780             --           --
   Series W                                                      --             --            700           --
   Series TH                                                  1,532             --             --           --
   Series F                                                      --             --             --        1,280
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Number of shares:
   Series T                                                      --            600             --           --
   Series W                                                      --             --            820           --
   Series TH                                                  1,360             --             --          640
   Series F                                                      --             --             --           --
==============================================================================================================

Insurance

Insured Massachusetts Tax-Free Advantage (NGX) invests at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or
(ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Fund ultimately disposes of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Fund. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Fund includes value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date").

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. At November 30, 2006, the Funds did not have any forward swap contracts outstanding.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                             CONNECTICUT                CONNECTICUT DIVIDEND           CONNECTICUT DIVIDEND
                                         PREMIUM INCOME (NTC)               ADVANTAGE (NFC)              ADVANTAGE 2 (NGK)
                                       ------------------------       -----------------------       ------------------------
                                       SIX MONTHS          YEAR       SIX MONTHS         YEAR       SIX MONTHS          YEAR
                                            ENDED         ENDED            ENDED        ENDED            ENDED         ENDED
                                         11/30/06       5/31/06         11/30/06      5/31/06         11/30/06       5/31/06
----------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of distributions         --        14,913            3,210        6,035            1,296         2,780
============================================================================================================================
                                         CONNECTICUT DIVIDEND               MASSACHUSETTS            MASSACHUSETTS DIVIDEND
                                           ADVANTAGE 3 (NGO)            PREMIUM INCOME (NMT)             ADVANTAGE (NMB)
                                       ------------------------       -----------------------       ------------------------
                                       SIX MONTHS          YEAR       SIX MONTHS         YEAR       SIX MONTHS          YEAR
                                            ENDED         ENDED            ENDED        ENDED            ENDED         ENDED
                                         11/30/06       5/31/06         11/30/06      5/31/06         11/30/06       5/31/06
----------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of distributions         --         8,575            2,282       15,179            1,808         3,933
============================================================================================================================
                                                                              INSURED
                                                                       MASSACHUSETTS TAX-FREE                MISSOURI
                                                                           ADVANTAGE (NGX)             PREMIUM INCOME (NOM)
                                                                      -----------------------       ------------------------
                                                                      SIX MONTHS         YEAR       SIX MONTHS          YEAR
                                                                           ENDED        ENDED            ENDED         ENDED
                                                                        11/30/06      5/31/06         11/30/06       5/31/06
----------------------------------------------------------------------------------------------------------------------------
Common shares issued to shareholders
  due to reinvestment of distributions                                        --        2,688            9,857        22,403
============================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2006, were as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Purchases                                               $10,166,891     $3,931,828     $4,812,206   $8,270,305
Sales and maturities                                      7,246,653      3,859,228      4,560,377    7,060,578
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Purchases                                                $3,538,680     $1,046,700     $1,445,050   $2,765,164
Sales and maturities                                      2,481,163        569,035        850,000    3,373,008
==============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



At November 30, 2006, the cost of investments was as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Cost of investments                                    $112,075,306    $54,965,488    $49,920,228  $92,556,058
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Cost of investments                                     $99,601,602    $42,464,458    $57,861,115  $46,325,032
==============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $4,865,525     $2,806,140     $2,788,193   $3,473,923
   Depreciation                                              (4,279)       (65,273)      (159,684)    (150,639)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $4,861,246     $2,740,867     $2,628,509   $3,323,284
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                          $5,328,075     $2,257,662     $3,132,018   $2,934,716
   Depreciation                                             (10,779)        (5,994)      (200,873)      (3,608)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
   of investments                                        $5,317,296     $2,251,668     $2,931,145   $2,931,108
==============================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds' last tax year end, were as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                       $392,378       $176,495       $185,335     $113,672
Undistributed net ordinary income **                             --             --          2,020           --
Undistributed net long-term capital gains                   290,974             --             --           --
==============================================================================================================

                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income*                       $302,954       $191,271        $20,692     $239,921
Undistributed net ordinary income **                         15,666             --             --            7
Undistributed net long-term capital gains                    28,705             --             --        5,045
==============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2006, paid on June 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,827,926     $2,623,472     $2,298,314   $3,958,800
Distributions from net ordinary income **                       775             --         27,100           --
Distributions from net long-term capital gains            1,335,368             --        185,416           --
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                 $4,681,999     $2,003,840     $2,512,850   $2,310,010
Distributions from net ordinary income **                    37,794             --             --        8,293
Distributions from net long-term capital gains              233,067        409,848             --      247,249
==============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                                                                     INSURED
                                                                     CONNECTICUT  CONNECTICUT  MASSACHUSETTS
                                                                        DIVIDEND     DIVIDEND       TAX-FREE
                                                                       ADVANTAGE  ADVANTAGE 3      ADVANTAGE
                                                                           (NFC)        (NGO)          (NGX)
------------------------------------------------------------------------------------------------------------
Expiration year:
   2011                                                                 $     --     $ 69,710       $     --
   2012                                                                  201,750      106,107         16,123
   2013                                                                       --       79,696        125,264
   2014                                                                       --      111,331        427,135
------------------------------------------------------------------------------------------------------------
Total                                                                   $201,750     $366,844       $568,522
============================================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through May 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year.

                                                                                  CONNECTICUT    CONNECTICUT
                                                                                     DIVIDEND       DIVIDEND
                                                                                    ADVANTAGE    ADVANTAGE 3
                                                                                        (NFC)          (NGO)
------------------------------------------------------------------------------------------------------------
                                                                                      $33,623       $131,436
============================================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen") and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                CONNECTICUT PREMIUM INCOME (NTC)
AVERAGE DAILY NET ASSETS                      MASSACHUSETTS PREMIUM INCOME (NMT)
(INCLUDING NET ASSETS                              MISSOURI PREMIUM INCOME (NOM)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                            CONNECTICUT DIVIDEND ADVANTAGE (NFC)
                                          CONNECTICUT DIVIDEND ADVANTAGE 2 (NGK)
                                          CONNECTICUT DIVIDEND ADVANTAGE 3 (NGO)
AVERAGE DAILY NET ASSETS                  MASSACHUSETTS DIVIDEND ADVANTAGE (NMB)
(INCLUDING NET ASSETS             INSURED MASSACHUSETTS TAX-FREE ADVANTAGE (NGX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Connecticut Dividend Advantage's (NFC) and Massachusetts Dividend Advantage's (NMB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
JANUARY 31,                                   JANUARY 31,
--------------------------------------------------------------------------------
2001*                   .30%                  2007                          .25%
2002                    .30                   2008                          .20
2003                    .30                   2009                          .15
2004                    .30                   2010                          .10
2005                    .30                   2011                          .05
2006                    .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage (NFC) and Massachusetts Dividend Advantage (NMB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Connecticut Dividend Advantage 2's (NGK) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
MARCH 31,                                     MARCH 31,
--------------------------------------------------------------------------------
2002*                   .30%                  2008                          .25%
2003                    .30                   2009                          .20
2004                    .30                   2010                          .15
2005                    .30                   2011                          .10
2006                    .30                   2012                          .05
2007                    .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 2 (NGK) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Connecticut Dividend Advantage 3's (NGO) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
SEPTEMBER 30,                                 SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                  2007                          .32%
2003                    .32                   2008                          .24
2004                    .32                   2009                          .16
2005                    .32                   2010                          .08
2006                    .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Connecticut Dividend Advantage 3 (NGO) for any portion of its fees and expenses beyond September 30, 2010.

For the first eight years of Insured Massachusetts Tax-Free Advantage's (NGX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                   YEAR ENDING
NOVEMBER 30,                                  NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                  2007                          .32%
2003                    .32                   2008                          .24
2004                    .32                   2009                          .16
2005                    .32                   2010                          .08
2006                    .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Massachusetts Tax-Free Advantage
(NGX) for any portion of its fees and expenses beyond November 30, 2010.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 29, 2006, to shareholders of record on December 15, 2006, as follows:

                                                        CONNECTICUT    CONNECTICUT    CONNECTICUT  CONNECTICUT
                                                            PREMIUM       DIVIDEND       DIVIDEND     DIVIDEND
                                                             INCOME      ADVANTAGE    ADVANTAGE 2  ADVANTAGE 3
                                                              (NTC)          (NFC)          (NGK)        (NGO)
--------------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0545         $.0605         $.0605       $.0540
==============================================================================================================
                                                                                          INSURED
                                                      MASSACHUSETTS  MASSACHUSETTS  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND       TAX-FREE      PREMIUM
                                                             INCOME      ADVANTAGE      ADVANTAGE       INCOME
                                                              (NMT)          (NMB)          (NGX)        (NOM)
--------------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0535         $.0620         $.0525       $.0600
==============================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                                        CONNECTICUT    CONNECTICUT  MASSACHUSETTS     MISSOURI
                                                            PREMIUM       DIVIDEND        PREMIUM      PREMIUM
                                                             INCOME    ADVANTAGE 2         INCOME       INCOME
                                                              (NTC)          (NGK)          (NMT)        (NOM)
--------------------------------------------------------------------------------------------------------------
Capital gains distributions per share                        $.0652         $.0363         $.0049       $.0048
Ordinary income distributions per share*                      .0043          .0008          .0027           --
==============================================================================================================

* Ordinary income consist of taxable market discount income and net short-term capital gains, if any.

Financial
       HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

                Selected data for a Common share outstanding throughout each period:
                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  ---------------------------------
                                                        Distributions   Distributions
                                                             from Net            from             From Net
                   Beginning                               Investment         Capital           Investment     Capital
                      Common                      Net       Income to        Gains to            Income to    Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common      Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-      Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders     holders     Total
=================================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)               $14.42       $ .42        $ .49           $(.11)           $ --    $ .80       $(.33)       $ --     $(.33)
2006                   15.26         .84         (.54)           (.14)           (.03)     .13        (.75)       (.22)     (.97)
2005                   14.60         .88          .75            (.09)             --     1.54        (.87)       (.01)     (.88)
2004                   15.56         .93         (.96)           (.05)             --     (.08)       (.88)         --      (.88)
2003                   14.46         .98         1.07            (.07)             --     1.98        (.88)         --      (.88)
2002                   14.20        1.00          .20            (.10)             --     1.10        (.84)         --      (.84)

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                14.75         .46          .47            (.11)             --      .82        (.37)         --      (.37)
2006                   15.39         .93         (.55)           (.17)             --      .21        (.85)         --      (.85)
2005                   14.56         .95          .86            (.09)             --     1.72        (.89)         --      (.89)
2004                   15.53         .97        (1.00)           (.05)             --     (.08)       (.89)         --      (.89)
2003                   14.24        1.00         1.19            (.07)             --     2.12        (.84)         --      (.84)
2002                   13.88        1.00          .31            (.11)             --     1.20        (.84)         --      (.84)

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                14.86         .46          .49            (.11)             --      .84        (.37)         --      (.37)
2006                   15.64         .91         (.60)           (.17)           (.01)     .13        (.83)       (.08)     (.91)
2005                   15.01         .92          .74            (.09)             --     1.57        (.87)       (.07)     (.94)
2004                   16.23         .96        (1.13)           (.04)           (.01)    (.22)       (.87)       (.12)     (.99)
2003                   14.48         .98         1.74            (.07)           (.01)    2.64        (.83)       (.06)     (.89)
2002(a)                14.33         .08          .30              --              --      .38        (.07)         --      (.07)

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                14.18         .43          .52            (.11)             --      .84        (.32)         --      (.32)
2006                   14.78         .84         (.54)           (.18)             --      .12        (.72)         --      (.72)
2005                   13.97         .86          .83            (.10)             --     1.59        (.78)         --      (.78)
2004                   15.06         .88        (1.14)           (.05)             --     (.31)       (.78)         --      (.78)
2003(b)                14.33         .51          .93            (.04)             --     1.40        (.46)         --      (.46)
=================================================================================================================================
                                                                           Total Returns
                                                                       ---------------------
                                                                                     Based
                             Offering                                                   on
                            Costs and       Ending                                  Common
                            Preferred       Common                      Based        Share
                                Share        Share         Ending          on          Net
                         Underwriting    Net Asset         Market      Market        Asset
                            Discounts        Value          Value       Value**      Value**
============================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                          $ --       $14.89         $14.39        5.54%        5.59%
2006                               --        14.42          13.95       (6.00)         .88
2005                               --        15.26          15.81        15.61       10.82
2004                               --        14.60          14.47      (10.80)        (.51)
2003                               --        15.56          17.14       12.63        14.08
2002                               --        14.46          16.05        5.01         7.87

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                            --        15.20          15.64       (1.55)        5.64
2006                               --        14.75          16.26        8.79         1.38
2005                               --        15.39          15.73       17.89        12.06
2004                               --        14.56          14.12       (8.64)        (.56)
2003                              .01        15.53          16.35        9.19        15.38
2002                               --        14.24          15.79        8.61         8.81

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                            --        15.33          15.61       (3.74)        5.74
2006                               --        14.86          16.60        9.78          .84
2005                               --        15.64          15.98       19.92        10.70
2004                             (.01)       15.01          14.14       (4.65)       (1.48)
2003                               --        16.23          15.80       11.16        18.77
2002(a)                          (.16)       14.48          15.05         .79         1.53

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
--------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                            --        14.70          14.05        2.03         6.02
2006                               --        14.18          14.09        1.84          .83
2005                               --        14.78          14.54       18.17        11.60
2004                               --        13.97          13.00       (8.92)       (2.08)
2003(b)                          (.21)       15.06          15.09        3.71         8.46
============================================================================================
                                                            Ratios/Supplemental Data
                            ----------------------------------------------------------------------------------------
                                           Ratios to Average Net Assets   Ratios to Average Net Assets
                                            Applicable to Common Shares    Applicable to Common Shares
                                            Before Credit/Reimbursement   After Credit/Reimbursement***
                                           ----------------------------   -----------------------------
                                 Ending
                                    Net
                                 Assets
                             Applicable                           Net                            Net      Portfolio
                              to Common                    Investment                     Investment       Turnover
                            Shares (000)      Expenses++       Income++    Expenses++         Income++         Rate
====================================================================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                         $79,815           1.24%*         5.66%*        1.22%*           5.68%*            6%
2006                             77,278           1.25           5.66          1.23             5.68             16
2005                             81,529           1.24           5.81          1.24             5.82             12
2004                             77,725           1.23           6.16          1.23             6.16             15
2003                             82,492           1.27           6.57          1.26             6.58             23
2002                             76,327           1.34           6.90          1.34             6.91             12

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                          39,110           1.31*          5.76*          .91*            6.16*             7
2006                             37,905           1.29           5.70           .84             6.14             14
2005                             39,464           1.29           5.81           .83             6.27              9
2004                             37,238           1.26           5.97           .80             6.44              4
2003                             39,625           1.27           6.29           .81             6.76              7
2002                             36,233           1.38           6.56           .88             7.06             20

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                          35,460           1.33*          5.59*          .87*            6.05*             9
2006                             34,352           1.29           5.51           .83             5.97             11
2005                             36,105           1.28           5.52           .82             5.98             12
2004                             34,646           1.25           5.73           .80             6.18             10
2003                             37,441           1.31           5.94           .82             6.43             13
2002(a)                          33,408           1.06*          2.90*          .73*            3.23*            --

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
--------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                          64,086           1.27*          5.42*          .76*            5.93*             8
2006                             61,826           1.24           5.30           .74             5.80              9
2005                             64,324           1.24           5.40           .76             5.89              9
2004                             60,774           1.24           5.58           .74             6.08             14
2003(b)                          65,324           1.19*          4.72*          .71*            5.20*            18
====================================================================================================================
                                   Preferred Shares at End of Period
                              -------------------------------------------
                                Aggregate        Liquidation
                                   Amount         and Market        Asset
                              Outstanding              Value     Coverage
                                     (000)         Per Share    Per Share
==========================================================================
CONNECTICUT PREMIUM
INCOME (NTC)
--------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                           $38,300            $25,000      $77,099
2006                               38,300             25,000       75,443
2005                               38,300             25,000       78,217
2004                               38,300             25,000       75,734
2003                               38,300             25,000       78,846
2002                               38,300             25,000       74,822

CONNECTICUT DIVIDEND
ADVANTAGE (NFC)
--------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                            19,500             25,000       75,141
2006                               19,500             25,000       73,596
2005                               19,500             25,000       75,595
2004                               19,500             25,000       72,740
2003                               19,500             25,000       75,801
2002                               19,500             25,000       71,453

CONNECTICUT DIVIDEND
ADVANTAGE 2 (NGK)
--------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                            17,500             25,000       75,658
2006                               17,500             25,000       74,074
2005                               17,500             25,000       76,579
2004                               17,500             25,000       74,495
2003                               17,500             25,000       78,487
2002(a)                            17,500             25,000       72,726

CONNECTICUT DIVIDEND
ADVANTAGE 3 (NGO)
--------------------------------------------------------------------------
Year Ended 5/31:
2007(c)                            32,000             25,000       75,067
2006                               32,000             25,000       73,302
2005                               32,000             25,000       75,253
2004                               32,000             25,000       72,480
2003(b)                            32,000             25,000       76,034
==========================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through May 31, 2002.
(b) For the period September 26, 2002 (commencement of operations) through May 31, 2003.
(c)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  70-71 spread

                                FINANCIAL HIGHLIGHTS (Unaudited) (continued)

                        Selected data for a Common share outstanding throughout each period:
                                                  Investment Operations                                Less Distributions
                              ----------------------------------------------------------------  ---------------------------------
                                                        Distributions   Distributions
                                                             from Net            from             From Net
                   Beginning                               Investment         Capital           Investment     Capital
                      Common                      Net       Income to        Gains to            Income to    Gains to
                       Share         Net    Realized/       Preferred       Preferred               Common      Common
                   Net Asset  Investment   Unrealized          Share-          Share-               Share-      Share-
                       Value      Income   Gain (Loss)        holders+        holders+   Total     holders     holders     Total
=================================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)               $14.45       $ .44        $ .57           $(.12)           $ --    $ .89       $(.35)       $ --    $ (.35)
2006                   15.10         .88         (.50)           (.18)             --      .20        (.81)       (.04)     (.85)
2005                   14.34         .91          .81            (.08)             --     1.64        (.88)         --      (.88)
2004                   15.30         .94         (.97)           (.05)             --     (.08)       (.88)         --      (.88)
2003                   14.48         .98          .78            (.07)             --     1.69        (.87)         --      (.87)
2002                   14.26        1.03          .13            (.11)             --     1.05        (.83)         --      (.83)

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                14.83         .47          .51            (.12)             --      .86        (.38)         --      (.38)
2006                   15.65         .95         (.54)           (.17)           (.02)     .22        (.85)       (.19)    (1.04)
2005                   14.84         .97          .95            (.08)             --     1.84        (.92)       (.11)    (1.03)
2004                   16.00        1.00        (1.11)           (.04)           (.01)    (.16)       (.92)       (.08)    (1.00)
2003                   14.16        1.04         1.74            (.07)             --     2.71        (.88)         --      (.88)
2002                   13.88        1.03          .25            (.12)             --     1.16        (.88)         --      (.88)

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                14.39         .45          .54            (.12)             --      .87        (.31)         --      (.31)
2006                   14.93         .90         (.53)           (.20)             --      .17        (.71)         --      (.71)
2005                   14.04         .92          .90            (.09)             --     1.73        (.84)         --      (.84)
2004                   15.25         .94        (1.22)           (.06)             --     (.34)       (.86)       (.01)     (.87)
2003(a)                14.33         .35         1.21            (.03)             --     1.53        (.37)         --      (.37)

MISSOURI PREMIUM
INCOME (NOM)
---------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                14.40         .45          .39            (.11)             --      .73        (.37)         --      (.37)
2006                   15.11         .92         (.51)           (.17)           (.01)     .23        (.84)       (.10)     (.94)
2005                   14.37         .94          .77            (.09)             --     1.62        (.88)         --      (.88)
2004                   15.40         .96        (1.05)           (.06)             --     (.15)       (.88)         --      (.88)
2003                   14.35         .97         1.02            (.07)             --     1.92        (.87)         --      (.87)
2002                   13.97        1.01          .31            (.13)             --     1.19        (.81)         --      (.81)
=================================================================================================================================
                                                                            Total Returns
                                                                        ---------------------
                                                                                      Based
                              Offering                                                   on
                             Costs and       Ending                                  Common
                             Preferred       Common                      Based        Share
                                 Share        Share         Ending          on          Net
                          Underwriting    Net Asset         Market      Market        Asset
                             Discounts        Value          Value       Value**      Value**
=============================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                           $ --       $14.99         $14.60        4.17%        6.20%
2006                                --        14.45          14.35       (6.14)        1.41
2005                                --        15.10          16.14       18.97        11.74
2004                                --        14.34          14.35       (9.51)        (.51)
2003                                --        15.30          16.80       12.98        12.02
2002                                --        14.48          15.70        8.04         7.51

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             --        15.31          15.74        3.89         5.88
2006                                --        14.83          15.53       (5.23)        1.49
2005                                --        15.65          17.45       24.96        12.76
2004                                --        14.84          14.88       (3.74)       (1.03)
2003                               .01        16.00          16.45        8.76        19.74
2002                                --        14.16          15.95       14.15         8.46

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             --        14.95          13.78        4.92         6.09
2006                                --        14.39          13.43      (11.62)        1.20
2005                                --        14.93          15.94       20.95        12.62
2004                                --        14.04          13.90       (6.83)       (2.18)
2003(a)                           (.24)       15.25          15.78        7.69         9.07

MISSOURI PREMIUM
INCOME (NOM)
---------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             --        14.76          16.89        5.73         5.13
2006                                --        14.40          16.35       (3.53)        1.57
2005                                --        15.11          17.90       24.38        11.54
2004                                --        14.37          15.15       (5.35)       (1.00)
2003                                --        15.40          16.87       15.39        13.75
2002                                --        14.35          15.41       14.11         8.65
=============================================================================================
                                                             Ratios/Supplemental Data
                             ----------------------------------------------------------------------------------------
                                            Ratios to Average Net Assets   Ratios to Average Net Assets
                                             Applicable to Common Shares    Applicable to Common Shares
                                             Before Credit/Reimbursement   After Credit/Reimbursement***
                                            ----------------------------   -----------------------------
                                  Ending
                                     Net
                                  Assets
                              Applicable                           Net                            Net      Portfolio
                               to Common                    Investment                     Investment       Turnover
                             Shares (000)      Expenses++       Income++    Expenses++         Income++         Rate
=====================================================================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                          $71,381           1.24%*         5.98%*        1.24%*           5.99%*            2%
2006                              68,776           1.25           5.98          1.24             6.00             13
2005                              71,648           1.24           6.15          1.24             6.16             18
2004                              67,806           1.24           6.37          1.23             6.38             22
2003                              72,003           1.28           6.61          1.27             6.63             18
2002                              67,856           1.31           7.11          1.30             7.12             13

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                           29,958           1.35*          5.82*          .95*            6.21*             1
2006                              29,004           1.29           5.79           .83             6.24             13
2005                              30,539           1.31           5.83           .86             6.28             12
2004                              28,904           1.27           6.05           .81             6.51             26
2003                              31,134           1.29           6.49           .83             6.95              8
2002                              27,519           1.47           6.70           .94             7.24              9

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                           40,689           1.30*          5.64*          .80*            6.15*             1
2006                              39,179           1.29           5.66           .79             6.16              5
2005                              40,611           1.27           5.83           .79             6.31              2
2004                              38,121           1.28           5.94           .75             6.46             97
2003(a)                           41,297           1.14*          4.17*          .68*            4.64*            19

MISSOURI PREMIUM
INCOME (NOM)
---------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                           33,904           1.30*          6.17*         1.28*            6.20*             6
2006                              32,934           1.29           6.20          1.27             6.22              9
2005                              34,219           1.29           6.29          1.28             6.30             17
2004                              32,231           1.27           6.44          1.26             6.45             24
2003                              34,228           1.34           6.56          1.32             6.58             15
2002                              31,619           1.38           7.08          1.36             7.10              8
=====================================================================================================================
                                    Preferred Shares at End of Period
                               -------------------------------------------
                                 Aggregate        Liquidation
                                    Amount         and Market        Asset
                               Outstanding              Value     Coverage
                                      (000)         Per Share    Per Share
===========================================================================
MASSACHUSETTS PREMIUM
INCOME (NMT)
---------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                            $34,000            $25,000      $77,486
2006                                34,000             25,000       75,571
2005                                34,000             25,000       77,682
2004                                34,000             25,000       74,857
2003                                34,000             25,000       77,943
2002                                34,000             25,000       74,894

MASSACHUSETTS DIVIDEND
ADVANTAGE (NMB)
---------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             15,000             25,000       74,931
2006                                15,000             25,000       73,340
2005                                15,000             25,000       75,899
2004                                15,000             25,000       73,173
2003                                15,000             25,000       76,891
2002                                15,000             25,000       70,865

INSURED MASSACHUSETTS
TAX-FREE
ADVANTAGE (NGX)
---------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             20,500             25,000       74,621
2006                                20,500             25,000       72,779
2005                                20,500             25,000       74,526
2004                                20,500             25,000       71,489
2003(a)                             20,500             25,000       75,362

MISSOURI PREMIUM
INCOME (NOM)
---------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                             16,000             25,000       77,974
2006                                16,000             25,000       76,460
2005                                16,000             25,000       78,468
2004                                16,000             25,000       75,360
2003                                16,000             25,000       78,481
2002                                16,000             25,000       74,405
===========================================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period November 21, 2002 (commencement of operations) through May 31, 2003.
(b)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  72-73 spread

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN


NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on March 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

                        Notes

                        Notes

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.


WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $160 billion in assets, as of December 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools


Logo: NUVEEN Investments

                                                                     ESA-B-1106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
            ---------------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 8, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.